United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: Six months ended 01/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financial Services	20.3%
Consumer Cyclicals	18.1%
Information Technology	16.9%
Health Care	12.3%
Consumer Staples	8.8%
Capital Goods	6.1%
Energy	4.9%
Public Utilities	4.6%
Basic Industries	3.3%
Transportation	1.7%
Consumer Durables	1.2%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Basic Industries—3.3%
5,600		Domtar, Corp.	$287,616
7,571		Eastman Chemical Co.	750,892
6,626		Newmont Mining Corp.	268,419
2,471		Reliance Steel & Aluminum Co.	216,435
8,796		Sherwin-Williams Co.	3,668,900
		TOTAL	5,192,262
		Capital Goods—6.1%
9,100		AGCO Corp.	660,842
10,595		Allison Transmission Holdings, Inc.	468,723
12,127		Caterpillar, Inc.	1,974,033
15,252	[1]	Colfax Corp.	610,385
6,670		Danaher Corp.	675,537
15,955		Deere & Co.	2,655,231
1,146		Grainger (W.W.), Inc.	309,030
6,829		Kennametal, Inc.	333,119
14,800		Pitney Bowes, Inc.	208,828
14,360	[1]	SPX Corp.	448,750
862	[1]	United Rentals, Inc.	156,117
3,060	[1]	WESCO International, Inc.	208,539
10,676		Xylem, Inc.	771,448
		TOTAL	9,480,582
		Consumer Cyclicals—18.1%
8,000		Abercrombie & Fitch Co., Class A	165,680
2,100	[1]	Adtalem Global Education, Inc.	96,600
3,441	[1]	Alphabet, Inc.	4,068,019
4,970	[1]	American Outdoor Brands Corp.	59,292
458	[1]	AutoZone, Inc.	350,572
7,800	[1]	Avis Budget Group, Inc.	350,688
16,403		Bed Bath & Beyond, Inc.	378,581
2,900		Big Lots, Inc.	176,262
1,700		Children's Place, Inc./The	254,660
15,328		Cintas Corp.	2,582,002
5,086		Deluxe Corp.	377,737
5,980		Dillards, Inc., Class A	404,009
12,539	[1]	eBay, Inc.	508,833
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
2,386		Ennis, Inc.	$47,481
20,698	[1]	Facebook, Inc.	3,868,249
3,583		Foot Locker, Inc.	176,104
9,671	[1]	Fossil, Inc.	76,981
5,982		GameStop Corp.	100,557
15,020		Gap (The), Inc.	499,265
1,484		Home Depot, Inc.	298,136
7,877	[1]	IAC Interactive Corp.	1,141,929
4,466	[1]	Iconix Brand Group, Inc.	5,582
17,820		Kohl's Corp.	1,154,201
8,809		Las Vegas Sands Corp.	682,874
43,653	[1]	MSG Networks, Inc.	1,047,672
17,948		Macy's, Inc.	465,751
1,914	[1]	NetFlix, Inc.	517,354
7,059		Nielsen Holdings PLC	264,077
5,800		Nu Skin Enterprises, Inc., Class A	416,672
2,144	[1]	O'Reilly Automotive, Inc.	567,495
23,318	[1]	PayPal, Inc.	1,989,492
3,233		R.R. Donnelley & Sons Co.	26,414
8,631	[1]	Skechers USA, Inc., Class A	355,511
26,257	[1]	T-Mobile USA, Inc.	1,709,331
4,151		Tailored Brands, Inc.	100,413
26,546		Target Corp.	1,996,790
29,963		Viacom, Inc., Class B	1,001,363
		TOTAL	28,282,629
		Consumer Durables—1.2%
5,206		D.R. Horton, Inc.	255,354
35,900		Ford Motor Co.	393,823
15,062		Goodyear Tire & Rubber Co.	524,459
1,377		Lear Corp.	265,954
44	[1]	NVR, Inc.	139,840
2,270		Stanley Black & Decker, Inc.	377,342
		TOTAL	1,956,772
		Consumer Staples—8.8%
8,425		Dean Foods Co.	87,367
25,405		Dr. Pepper Snapple Group, Inc.	3,032,087
19,003		Estee Lauder Cos., Inc., Class A	2,564,645
7,300		Fresh Del Monte Produce, Inc.	345,363
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
8,480	[1]	GNC Holdings, Inc.	$36,888
3,481	[1]	Helen of Troy Ltd.	324,255
3,770		Libbey, Inc.	26,654
7,211		McCormick & Co., Inc.	784,340
4,598	[1]	National Beverage Corp.	507,941
31,764		PepsiCo, Inc.	3,821,209
10,225		Procter & Gamble Co.	882,827
3,845		Sanderson Farms, Inc.	487,931
2,246		Smucker (J.M.) Co.	284,995
1,024		Spectrum Brands Holdings, Inc.	121,303
7,554		Tupperware Brands Corp.	436,319
		TOTAL	13,744,124
		Energy—4.9%
22,200	[1]	Chesapeake Energy Corp.	77,700
22,568		Chevron Corp.	2,828,899
44,879		ConocoPhillips	2,639,334
2,144		Exxon Mobil Corp.	187,171
15,800		Nabors Industries Ltd.	123,872
11,813	[1]	Noble Corp. PLC	55,403
8,200	[1]	Superior Energy Services, Inc.	85,690
16,951		Valero Energy Corp.	1,626,787
		TOTAL	7,624,856
		Financial Services—20.3%
28,700		Ally Financial, Inc.	854,399
868		Ameriprise Financial, Inc.	146,432
21,412		Assured Guaranty Ltd.	762,053
2,653	[1]	Athene Holding Ltd.	133,074
19,891		Bank of America Corp.	636,512
8,388		Citizens Financial Group, Inc.	385,009
29,600		Fifth Third Bancorp	979,760
17,200		Huntington Bancshares, Inc.	278,296
35,447		JPMorgan Chase & Co.	4,100,155
30,200		KeyCorp	646,280
864		M&T Bank Corp.	164,834
2,449		MSCI, Inc., Class A	340,974
25,020		Mastercard, Inc.	4,228,380
25,900		Navient Corp.	369,075
5,875		Northern Trust Corp.	619,166
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
26,448		PNC Financial Services Group	$4,179,313
9,100		Popular, Inc.	369,824
32,644		Prudential Financial, Inc.	3,878,760
15,977		State Street Corp.	1,760,186
34,933		SunTrust Banks, Inc.	2,469,763
20,629		The Travelers Cos., Inc.	3,092,700
8,070		Visa, Inc., Class A	1,002,536
18,900		Western Union Co.	392,931
		TOTAL	31,790,412
		Health Care—12.3%
13,654	[1]	Align Technology, Inc.	3,577,348
28,287		Baxter International, Inc.	2,037,512
15,374	[1]	Celgene Corp.	1,555,234
27,966	[1]	Community Health Systems, Inc.	158,008
618		Cooper Cos., Inc.	151,206
47,022		Eli Lilly & Co.	3,829,942
3,674	[1]	IDEXX Laboratories, Inc.	687,185
1,779	[1]	Inogen, Inc.	216,753
21,178		Johnson & Johnson	2,926,588
8,831		Merck & Co., Inc.	523,237
3,753	[1]	Molina Healthcare, Inc.	342,874
1,633	[1]	Orthofix International NV	93,799
73,754		Pfizer, Inc.	2,731,848
1,194	[1]	Vertex Pharmaceuticals, Inc.	199,243
2,031		Zoetis, Inc.	155,839
		TOTAL	19,186,616
		Information Technology—16.9%
25,774		Apple, Inc.	4,315,341
45,473		Applied Materials, Inc.	2,438,717
2,931	[1]	Arrow Electronics, Inc.	238,407
14,906		CA, Inc.	534,380
3,560		Cognex Corp.	222,037
2,083		Fortive Corp.	158,350
61,914		Hewlett-Packard Co.	1,443,834
55,935		Intel Corp.	2,692,711
31,818		Juniper Networks, Inc.	832,041
17,265		Lam Research Corp.	3,306,593
2,778		Maxim Integrated Products, Inc.	169,458
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,555		Microchip Technology, Inc.	$624,167
3,140		NVIDIA Corp.	771,812
17,123		NetApp, Inc.	1,053,064
988	[1]	Palo Alto Networks, Inc.	155,976
1,628	[1]	Proofpoint, Inc.	166,089
27,873	[1]	Red Hat, Inc.	3,661,955
21,859	[1]	Salesforce.com, Inc.	2,489,959
4,200	[1]	Sanmina Corp.	109,830
1,742	[1]	ServiceNow, Inc.	259,331
27,428		Vishay Intertechnology, Inc.	602,045
7,350		Xerox Corp.	250,855
		TOTAL	26,496,952
		Public Utilities—4.6%
24,600		AES Corp.	284,376
24,694		AT&T, Inc.	924,790
2,728		Ameren Corp.	154,487
2,116		American Electric Power Co., Inc.	145,538
1,996		Consolidated Edison Co.	160,399
7,959		Edison International	497,676
24,532		Entergy Corp.	1,930,423
83,976		NiSource, Inc.	2,072,528
25,561		P G & E Corp.	1,084,553
		TOTAL	7,254,770
		Transportation—1.7%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	261,176
2,369		GATX Corp.	168,531
21,800	[1]	Jet Blue Airways Corp.	454,748
1,333		Kansas City Southern Industries, Inc.	150,802
9,662		Old Dominion Freight Lines, Inc.	1,415,000
3,016		SkyWest, Inc.	168,142
		TOTAL	2,618,399
		TOTAL COMMON STOCKS (IDENTIFIED COST $131,297,605)	153,628,374
Semi-Annual Shareholder Report
7

Shares			Value
		INVESTMENT COMPANY—1.6%
2,498,672	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[3] (IDENTIFIED COST $2,498,672)	$2,498,672
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $133,796,277)[4]	156,127,046
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	261,196
		TOTAL NET ASSETS—100%	$156,388,242
1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	2,025,076
Purchases/Additions	26,976,528
Sales/Reductions	(26,502,932)
Balance of Shares Held 1/31/2018	2,498,672
Value	$2,498,672
Change in Unrealized Appreciation/Depreciation	$18
Net Realized Gain/(Loss)	$(443)
Dividend Income	$16,293
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$24.95	$21.77	$22.10	$20.47	$17.26	$12.73
Income From Investment Operations:
Net investment income	0.04[1]	0.26	0.19[1]	0.11[1]	0.08[1]	0.09[1]
Net realized and unrealized gain (loss) on investments	4.30	3.11	(0.33)	1.55	3.23	4.49
TOTAL FROM INVESTMENT OPERATIONS	4.34	3.37	(0.14)	1.66	3.31	4.58
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.19)	(0.03)	(0.10)	(0.05)
Net Asset Value, End of Period	$29.18	$24.95	$21.77	$22.10	$20.47	$17.26
Total Return[2]	17.44%	15.56%	(0.61)%	8.10%	19.21%	36.10%
Ratios to Average Net Assets:
Net expenses	1.37%[3]	1.38%	1.35%	1.35%	1.35%	1.35%
Net investment income	0.30%[3]	0.69%	0.94%	0.51%	0.41%	0.59%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.03%	0.00%[5]	0.08%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,690	$33,799	$33,753	$40,433	$44,678	$34,092
Portfolio turnover	47%	77%	62%	76%	31%	99%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.66	$20.66	$21.00	$19.57	$16.55	$12.26
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.19)	0.03[1]	(0.05)[1]	(0.07)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	4.07	3.23	(0.33)	1.48	3.09	4.32
TOTAL FROM INVESTMENT OPERATIONS	4.02	3.04	(0.30)	1.43	3.02	4.29
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.04)	—	—	—
Net Asset Value, End of Period	$27.68	$23.66	$20.66	$21.00	$19.57	$16.55
Total Return[2]	16.99%	14.72%	(1.43)%	7.31%	18.25%	34.99%
Ratios to Average Net Assets:
Net expenses	2.11%[3]	2.13%	2.14%	2.11%	2.15%	2.15%
Net investment income (loss)	(0.43)%[3]	(0.06)%	0.15%	(0.26)%	(0.38)%	(0.21)%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.06%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,345	$36,440	$36,846	$41,509	$35,052	$27,674
Portfolio turnover	47%	77%	62%	76%	31%	99%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.24	$22.02	$22.37	$20.71	$17.45	$12.87
Income From Investment Operations:
Net investment income	0.08[1]	0.39	0.25[1]	0.18[1]	0.13[1]	0.12[1]
Net realized and unrealized gain (loss) on investments	4.35	3.09	(0.34)	1.57	3.27	4.55
TOTAL FROM INVESTMENT OPERATIONS	4.43	3.48	(0.09)	1.75	3.40	4.67
Less Distributions:
Distributions from net investment income	(0.19)	(0.26)	(0.26)	(0.09)	(0.14)	(0.09)
Net Asset Value, End of Period	$29.48	$25.24	$22.02	$22.37	$20.71	$17.45
Total Return[2]	17.60%	15.90%	(0.34)%	8.45%	19.54%	36.46%
Ratios to Average Net Assets:
Net expenses	1.08%[3]	1.08%	1.07%[3]	1.05%	1.10%	1.10%
Net investment income	0.59%[3]	1.01%	1.22%	0.80%	0.65%	0.84%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,484	$52,169	$65,435	$76,242	$62,770	$39,932
Portfolio turnover	47%	77%	62%	76%	31%	99%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017[1]	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$24.85	$21.46	$21.80	$20.25	$17.09	$12.62
Income From Investment Operations:
Net investment income (loss)	0.08[2]	0.21	0.10[2]	0.02[2]	(0.01)[2]	0.02[2]
Net realized and unrealized gain (loss) on investments	4.28	3.18	(0.33)	1.53	3.20	4.45
TOTAL FROM INVESTMENT OPERATIONS	4.36	3.39	(0.23)	1.55	3.19	4.47
Less Distributions:
Distributions from net investment income	(0.20)	—	(0.11)	—	(0.03)	—
Net Asset Value, End of Period	$29.01	$24.85	$21.46	$21.80	$20.25	$17.09
Total Return[3]	17.60%	15.80%	(1.05)%	7.65%	18.68%	35.42%
Ratios to Average Net Assets:
Net expenses	1.04%[4]	1.07%	1.80%	1.76%	1.81%	1.83%
Net investment income (loss)	0.63%[4]	0.95%	0.49%	0.09%	(0.05)%	0.11%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,869	$17,363	$5,717	$6,300	$5,467	$4,089
Portfolio turnover	47%	77%	62%	76%	31%	99%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $2,498,672 of investment in an affiliated holding (identified cost $133,796,277)		$156,127,046
Income receivable		92,858
Receivable for investments sold		1,268,722
Receivable for shares sold		147,047
TOTAL ASSETS		157,635,673
Liabilities:
Payable for investments purchased	$995,920
Payable for shares redeemed	113,920
Payable to adviser (Note 5)	3,222
Payable for administrative fees (Note 5)	345
Payable for Directors'/Trustees' fees (Note 5)	308
Payable for portfolio accounting fees	38,481
Payable for distribution services fee (Note 5)	24,789
Payable for other service fees (Notes 2 and 5)	16,744
Accrued expenses (Note 5)	53,702
TOTAL LIABILITIES		1,247,431
Net assets for 5,415,540 shares outstanding		$156,388,242
Net Assets Consist of:
Paid-in capital		$178,761,433
Net unrealized appreciation of investments		22,330,769
Accumulated net realized loss on investments		(44,712,340)
Undistributed net investment income		8,380
TOTAL NET ASSETS		$156,388,242
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($37,690,381 ÷ 1,291,787 shares outstanding), no par value, unlimited shares authorized	$29.18
Offering price per share (100/94.50 of $29.18)	$30.88
Redemption proceeds per share	$29.18
Class C Shares:
Net asset value per share ($39,345,043 ÷ 1,421,334 shares outstanding), no par value, unlimited shares authorized	$27.68
Offering price per share	$27.68
Redemption proceeds per share (99.00/100 of $27.68)	$27.40
Institutional Shares:
Net asset value per share ($59,483,829 ÷ 2,017,548 shares outstanding), no par value, unlimited shares authorized	$29.48
Offering price per share	$29.48
Redemption proceeds per share	$29.48
Class R6 Shares:
Net asset value per share ($19,868,989 ÷ 684,871 shares outstanding), no par value, unlimited shares authorized	$29.01
Offering price per share	$29.01
Redemption proceeds per share	$29.01
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Dividends (including $16,293 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $455)		$1,215,443
Expenses:
Investment adviser fee (Note 5)	$543,384
Administrative fee (Note 5)	57,941
Custodian fees	9,981
Transfer agent fee (Note 2)	68,445
Directors'/Trustees' fees (Note 5)	1,434
Auditing fees	13,309
Legal fees	4,583
Portfolio accounting fees	37,474
Distribution services fee (Note 5)	140,697
Other service fees (Notes 2 and 5)	91,080
Share registration costs	29,207
Printing and postage	16,041
Miscellaneous (Note 5)	13,294
TOTAL EXPENSES	1,026,870
Reimbursement:
Reimbursement of investment adviser fee (Notes 2 and 5)	(1,256)
Net expenses		1,025,614
Net investment income		189,829
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(443) on sales of investments in an affiliated holding)		9,880,444
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $18 on investments in an affiliated holding)		13,257,405
Net realized and unrealized gain on investments		23,137,849
Change in net assets resulting from operations		$23,327,678
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$189,829	$900,715
Net realized gain on investments	9,880,444	13,356,886
Net change in unrealized appreciation/depreciation of investments	13,257,405	5,750,189
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,327,678	20,007,790
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(150,867)	(281,217)
Class C Shares	—	(65,140)
Institutional Shares	(353,878)	(754,521)
Class R6 Shares	(139,150)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(643,895)	(1,100,878)
Share Transactions:
Proceeds from sale of shares	15,821,750	39,731,276
Net asset value of shares issued to shareholders in payment of distributions declared	596,689	1,043,477
Cost of shares redeemed	(22,484,774)	(61,662,149)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,066,335)	(20,887,396)
Change in net assets	16,617,448	(1,980,484)
Net Assets:
Beginning of period	139,770,794	141,751,278
End of period (including undistributed net investment income of $8,380 and $462,446, respectively)	$156,388,242	$139,770,794
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
Prior to their re-designation on September 1, 2016, Class R6 Shares were Class R Shares.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense reimbursement of $1,256 is disclosed in Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$21,698
Class C Shares	21,250
Institutional Shares	22,055
Class R6 Shares	3,442
TOTAL	$68,445
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$44,181
Class C Shares	46,899
TOTAL	$91,080
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,790	$2,334,783	238,856	$5,600,940
Shares issued to shareholders in payment of distributions declared	5,033	139,021	11,576	265,655
Shares redeemed	(155,682)	(4,131,509)	(446,290)	(10,342,947)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(62,859)	$(1,657,705)	(195,858)	$(4,476,352)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	94,093	$2,408,720	274,783	$6,059,213
Shares issued to shareholders in payment of distributions declared	—	—	2,697	58,957
Shares redeemed	(212,800)	(5,396,653)	(520,492)	(11,483,866)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(118,707)	$(2,987,933)	(243,012)	$(5,365,696)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	363,815	$10,075,488	513,112	$12,168,267
Shares issued to shareholders in payment of distributions declared	11,422	318,781	31,013	718,865
Shares redeemed	(424,411)	(11,435,944)	(1,449,097)	(34,263,696)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(49,174)	$(1,041,675)	(904,972)	$(21,376,564)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	37,482	$1,002,759	689,644	$15,902,856
Shares issued to shareholders in payment of distributions declared	5,058	138,887	—	—
Shares redeemed	(56,506)	(1,520,668)	(257,198)	(5,571,640)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(13,966)	$(379,022)	432,446	$10,331,216
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(244,706)	$(6,066,335)	(911,396)	$(20,887,396)
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4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $133,796,277. The net unrealized appreciation of investments for federal tax purposes was $22,330,769. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,909,972 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,579,203.
At July 31, 2017, the Fund had a capital loss carryforward of $54,589,747 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$54,589,747	NA	$54,589,747
As a result of the March 2010 tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser reimbursed $1,256.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$140,697
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $1,970 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC retained $1,851 in sales charges from the sale of Class A Shares. FSC also retained $71 of CDSC relating to redemptions of Class C Shares.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2018, were as follows:
Purchases	$67,289,306
Sales	$74,045,728
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,174.40	$7.51
Class C Shares	$1,000	$1,169.90	$11.54
Institutional Shares	$1,000	$1,176.00	$5.92
Class R6 Shares	$1,000	$1,176.00	$5.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.30	$6.97
Class C Shares	$1,000	$1,014.60	$10.71
Institutional Shares	$1,000	$1,019.80	$5.50
Class R6 Shares	$1,000	$1,020.00	$5.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.37%
Class C Shares	2.11%
Institutional Shares	1.08%
Class R6 Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
Semi-Annual Shareholder Report
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
Semi-Annual Shareholder Report
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
Semi-Annual Shareholder Report
32

that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	59.5%
Corporate Debt Securities	14.6%
Mortgage-Backed Securities[2]	4.2%
Collateralized Mortgage Obligations	2.3%
Trade Finance Agreements	1.8%
U.S. Treasury Securities[3]	1.5%
Floating Rate Loans	1.3%
International Equity Securities (including International Exchange-Traded Fund)	1.2%
Asset-Backed Securities	0.9%
Foreign Debt Securities	0.4%
Commercial Mortgage-Backed Securities	0.2%
Municipal Bonds	0.2%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	9.5%
Cash Equivalents[7]	2.0%
Other Assets and Liabilities—Net[8]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $45,452 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of a domestic exchange-traded fund and purchased put options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2018, the Fund's sector composition9 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Software	10.6%
Semiconductors & Semiconductor Equipment	6.6%
Pharmaceuticals	6.2%
Commercial Banks	6.1%
Machinery	5.1%
Insurance	5.0%
Oil Gas & Consumable Fuels	4.7%
Beverages	4.5%
Specialty Retail	4.5%
IT Services	4.1%
Diversified Financial Services	2.9%
Multiline Retail	2.8%
Medical Supplies	2.4%
Equity Real Estate Investment Trusts (REITs)	2.3%
Multi-Utilities	2.3%
Electronic Equipment Instruments & Components	2.2%
Electric Utilities	1.9%
Commercial Services & Supplies	1.9%
Personal Products	1.8%
Food Products	1.8%
Capital Markets	1.8%
Health Care Equipment & Supplies	1.7%
Biotechnology	1.5%
Technology Hardware Storage & Peripherals	1.5%
Household Durables	1.2%
Auto Components	1.0%
Other[10]	11.6%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
10	For purposes of this table, sector classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—60.6%
		Basic Industries—0.1%
714	[1]	Acco Brands Corp.	$8,461
593	[1]	AgroFresh Solutions, Inc.	4,471
706		Commercial Metals Corp.	16,972
652		Essendant, Inc.	5,901
641		Gold Resource Corp.	2,897
672		Hecla Mining Co.	2,580
404	[1]	Intrepid Potash, Inc.	1,572
148		KMG Chemicals, Inc.	8,991
285		Schnitzer Steel Industries, Inc., Class A	9,747
47		The Eastern Co.	1,257
		TOTAL	62,849
		Capital Goods—0.1%
158	[1]	Chart Industries, Inc.	7,832
422	[1]	Harsco Corp.	7,554
235		Hurco Cos., Inc.	10,610
323	[1]	Kimball Electronics, Inc.	5,975
198	[1]	Mastec, Inc.	10,573
166	[1]	Proto Labs, Inc.	18,152
468		Spartan Motors, Inc.	6,271
241	[1]	Team, Inc.	4,097
546	[1]	Titan Machinery, Inc.	11,734
372		Wabash National Corp.	9,609
		TOTAL	92,407
		Consumer Cyclicals—0.1%
93	[1]	America's Car-Mart, Inc.	4,287
104	[1]	AutoWeb, Inc.	859
479		Big 5 Sporting Goods Corp.	2,706
505		Buckle, Inc.	10,125
152	[1]	Build-A-Bear Workshop, Inc.	1,307
109	[1]	Career Education Corp.	1,352
1,079		Chicos Fas, Inc.	10,261
301	[1]	Francesca's Holdings Corp.	1,755
148	[1]	Genesco, Inc.	5,158
488	[1]	Gray Television, Inc.	7,979
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
160	[1]	K12, Inc.	$2,776
136		Movado Group, Inc.	4,162
882		National CineMedia, Inc.	5,909
251		Nutri/System, Inc.	10,856
685		Office Depot, Inc.	2,226
63	[1]	Perry Ellis International, Inc.	1,511
288		Quad Graphics, Inc.	6,371
299	[1]	Rush enterprises, Inc., Class A	16,161
298	[1]	Scientific Games Corp.	13,902
365	[1]	Sears Holdings Corp.	938
255		Tailored Brands, Inc.	6,168
576		Tile Shop Holdings., Inc.	5,386
806		Travelport Worldwide Ltd.	10,970
236	[1]	Yelp, Inc.	10,341
		TOTAL	143,466
		Consumer Discretionary—5.4%
5,200		Abercrombie & Fitch Co., Class A	107,692
1,500	[1]	Adtalem Global Education, Inc.	69,000
109	[1]	AutoZone, Inc.	83,433
7,113		Bed Bath & Beyond, Inc.	164,168
2,400		Big Lots, Inc.	145,872
1,300		Children's Place, Inc./The	194,740
645	[1]	Cooper-Standard Holding, Inc.	80,361
2,483		D. R. Horton, Inc.	121,791
2,169		Dillards, Inc., Class A	146,538
24,635		Ford Motor Co.	270,246
4,082	[1]	Fossil Group, Inc.	32,493
5,745	[1]	GNC Holdings, Inc.	24,991
5,192		GameStop Corp.	87,277
7,998		Gap (The), Inc.	265,853
4,741		Goodyear Tire & Rubber Co.	165,082
3,800		Guess ?, Inc.	69,806
745	[1]	Helen of Troy Ltd.	69,397
820		Home Depot, Inc.	164,738
10,075		Kohl's Corp.	652,558
3,666		Las Vegas Sand Corp.	284,188
1,236		Libbey, Inc.	8,738
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
28,128	[1]	MSG Networks, Inc.	$675,072
10,944		Macy's, Inc.	283,997
989	[1]	Murphy USA, Inc.	84,372
23	[1]	NVR, Inc.	73,098
1,456	[1]	NetFlix, Inc.	393,557
1,770	[1]	O'Reilly Automotive, Inc.	468,501
2,300		Rent-A-Center, Inc.	24,909
3,900	[1]	Sally Beauty Holdings, Inc.	64,779
7,184	[1]	Skechers USA, Inc., Class A	295,909
16,959		Target Corp.	1,275,656
5,423		Tupperware Brands Corp.	313,232
9,289		Viacom, Inc., Class B - New	310,438
465		Wynn Resorts Ltd.	76,999
1,135	[1]	Zumiez, Inc.	23,551
		TOTAL	7,573,032
		Consumer Durables—0.1%
395	[1]	Beazer Homes USA, Inc.	7,323
162	[1]	CaesarStone Ltd.	3,435
375		Dana, Inc.	12,371
174	[1]	IRobot Corp.	15,443
133	[1]	Installed Building Products, Inc.	9,569
763		KB HOME	24,050
72	[1]	RH	6,767
		TOTAL	78,958
		Consumer Staples—5.1%
2,708	[1]	Cal-Maine Foods, Inc.	115,225
3,483		Dean Foods Co.	36,119
13,706		Dr. Pepper Snapple Group, Inc.	1,635,811
9,983		Estee Lauder Cos., Inc., Class A	1,347,306
4,289		Fresh Del Monte Produce, Inc.	202,912
6,031		McCormick & Co., Inc.	655,992
1,006	[1]	National Beverage Corp.	111,133
3,147		Nu Skin Enterprises, Inc.	226,080
16,986		PepsiCo, Inc.	2,043,416
1,854	[1]	Post Holdings, Inc.	140,292
3,032		Procter & Gamble Co.	261,783
2,018		Sanderson Farms, Inc.	256,084
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
1,274		Smucker (J.M.) Co.	$161,658
115	[1]	USANA Health Sciences, Inc.	8,585
		TOTAL	7,202,396
		Energy—3.0%
13,324		Chevron Corp.	1,670,163
1,458	[1]	Cloud Peak Energy, Inc.	7,290
21,593		ConocoPhillips	1,269,884
9,781		Ensco PLC	57,708
334	[1]	Exterran Corp.	9,646
2,806		Exxon Mobil Corp.	244,964
5,217		HollyFrontier Corp.	250,207
274	[1]	Key Energy Services, Inc.	4,058
908	[1]	NOW, Inc.	10,705
10,600	[1]	Noble Corp. PLC	49,714
3,698	[1]	Rowan Companies PLC	54,435
92	[1]	Unit Corp.	2,229
5,653		Valero Energy Corp.	542,519
1,502	[1]	W&T Offshore, Inc.	7,270
191	[1]	Westmoreland Coal Co.	206
		TOTAL	4,180,998
		Financial Services—0.2%
80		BancorpSouth Bank	2,684
295		Beneficial Mutual Bancorp	4,794
647		Charter Financial Corp.	12,442
634	[1]	Enova International, Inc.	11,349
134		Enterprise Financial Services Corp.	6,519
568	[1]	Everi Holdings, Inc.	4,396
1,188	[1]	Ezcorp, Inc., Class A	14,018
109	[1]	FCB Financial Holdings, Inc.	5,973
147		Farmers Capital Bank Corp.	5,777
59		Federal Agricultural Mortgage Association, Class C	4,735
36		Financial Institutions, Inc.	1,121
427		First Bancorp, Inc.	15,543
42		First Busey Corp.	1,301
136		First Business Financial Services, Inc.	3,328
213		First Defiance Financial Corp.	11,834
50		First Financial Corp.	2,315
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financial Services—continued
74	[1]	First Foundation, Inc.	$1,439
216		First Guaranty Bancshares, Inc.	5,681
160		First Merchants Corp.	6,906
1,166	[1]	First NBC Bank Holding Co.	12
488		Fulton Financial Corp.	8,882
132		Hancock Holding Co.	7,088
66		Heartland Financial USA, Inc.	3,508
69	[1]	Hometrust Bancshares, Inc.	1,749
46		Iberiabank Corp.	3,887
41		Lakeland Financial Corp.	1,971
1,037	[1]	MGIC Investment Corp.	15,368
76		Mercantile Bank Corp.	2,652
243		Meridian Bancorp, Inc.	4,969
68		Meta Financial Group, Inc.	7,956
99		Midland States Bancorp, Inc.	3,177
110		MidSouth Bancorp, Inc.	1,557
143		National Bank Holdings Corp. - CL A	4,753
45	[1]	Nicolet Bankshares, Inc.	2,443
152		OFG Bancorp.	1,733
70		Ohio Valley Banc Corp.	2,877
263		Peapack-Gladstone Financial Corp.	9,342
85		Preferred Bank Los Angeles, CA	5,476
156		Republic Bancorp, Inc.	6,012
50		Sandy Spring Bancorp, Inc.	1,891
183		Sierra Bancorp	5,011
60		Simmons 1st National Corp., Class A	3,531
192		The Bank of NT Butterfield & Son Ltd.	7,717
152		TriCo Bancshares	5,621
89		UMB Financial Corp.	6,780
227		Union Bankshares Corp.	8,569
243		Universal Insurance Holdings, Inc.	7,144
286		Valley National Bancorp	3,595
313		WSFS Financial Corp.	15,994
971		Waterstone Financial, Inc.	16,604
537		Western New England Bancorp, Inc.	5,826
92		Wintrust Financial Corp.	7,903
		TOTAL	313,753
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—10.4%
8,000		Ally Financial, Inc.	$238,160
13,907		Assured Guaranty Ltd.	494,950
1,536	[1]	Athene Holding Ltd.	77,046
11,267		Bank of America Corp.	360,544
9,200		Blackstone Mortgage Trust, Inc. - CLA	285,200
2,010		Citizens Financial Group, Inc.	92,259
5,209		Comerica, Inc.	496,001
20,900		Fifth Third Bancorp	691,790
231		First Citizens Bancshares, Inc., Class A	98,270
13,300		Huntington Bancshares, Inc.	215,194
18,626		JPMorgan Chase & Co.	2,154,469
16,358		KeyCorp	350,061
17,976		Navient Corp.	256,158
20,700		New Residential Investment Corp.	357,903
4,640		Northern Trust Corp.	489,010
13,704		PNC Financial Services Group	2,165,506
6,300		Popular, Inc.	256,032
17,537		Prudential Financial	2,083,746
330	[1]	SVB Financial Group	81,362
9,558		State Street Corp.	1,053,005
8,859		SunTrust Banks, Inc.	626,331
11,100		The Travelers Cos., Inc.	1,664,112
8,000		Two Harbors Investment Corp.	118,000
		TOTAL	14,705,109
		Health Care—7.7%
260	[1]	AMAG Pharmaceutical, Inc.	3,731
800		AbbVie, Inc.	89,776
406	[1]	Abiomed, Inc.	95,410
7,720	[1]	Align Technology, Inc.	2,022,640
206	[1]	American Renal Associates Holdings, Inc.	3,895
11,260		Baxter International, Inc.	811,058
37	[1]	Bluebird Bio, Inc.	7,581
405	[1]	Care.com, Inc.	7,428
8,317	[1]	Celgene Corp.	841,348
15,956	[1]	Community Health Systems, Inc.	90,151
1,006		Cooper Cos., Inc.	246,138
5,799		Danaher Corp.	587,323
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,140	[1]	DepoMed, Inc.	$8,379
499	[1]	Emergent Biosolutions, Inc.	24,346
263	[1]	Enzo Biochem, Inc.	1,936
337	[1]	Heron Therapeutics, Inc.	7,296
1,206	[1]	IDEXX Laboratories, Inc.	225,570
218	[1]	Integer Holdings Corp.	10,933
311	[1]	Intra-Cellular Therapies, Inc.	5,293
211	[1]	Iradimed Corp.	3,123
11,998		Johnson & Johnson	1,658,004
249	[1]	Lannett Co., Inc.	5,067
294	[1]	Lantheus Holdings, Inc.	6,762
168		LeMaitre Vascular, Inc.	5,846
24,619		Lilly (Eli) & Co.	2,005,218
92		Medifast, Inc.	6,321
1,427		Merck & Co., Inc.	84,550
136	[1]	Merrimack Pharmaceuticals, Inc.	1,428
468	[1]	MiMedx Group, Inc.	7,839
57	[1]	Myokardia, Inc.	2,941
108	[1]	Nektar Therapeutics	9,030
364	[1]	Orthofix International NV	20,908
4,589	[1]	PDL BioPharma, Inc.	12,666
289	[1]	PRA Health Sciences, Inc.	26,316
299		PetMed Express, Inc.	13,515
38,013		Pfizer, Inc.	1,408,002
8	[1]	SAGE Therapeutics, Inc.	1,518
601	[1]	Sangamo BioSciences, Inc.	12,531
78	[1]	Sarepta Therapeutics, Inc.	5,112
93	[1]	Tactile Systems Technology, Inc.	2,932
2,366	[1]	Vertex Pharmaceuticals, Inc.	394,814
65	[1]	Weight Watchers International, Inc.	4,179
127	[1]	Zafgen, Inc.	873
1,071		Zoetis, Inc.	82,178
		TOTAL	10,871,905
		Industrials—5.6%
2,951		AGCO Corp.	214,302
13,295		Allison Transmission Holdings, Inc.	588,171
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	114,570
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
5,663		Caterpillar, Inc.	$921,823
8,467		Cintas Corp.	1,426,266
8,376	[1]	Colfax Corp.	335,208
8,758		Deere & Co.	1,457,506
1,445		Deluxe Corp.	107,320
1,032		Ennis, Inc.	20,537
1,097		Fortive Corp.	83,394
3,004	[1]	Jet Blue Airways Corp.	62,663
9,838		Nielsen Holdings PLC	368,040
3,998		Old Dominion Freight Lines, Inc.	585,507
10,000		Pitney Bowes, Inc.	141,100
2,889		R.R. Donnelley & Sons Co.	23,603
10,992	[1]	SPX Corp.	343,500
1,562		Stanley Black & Decker, Inc.	259,651
3,342		Trinity Industries, Inc.	115,199
2,182		Union Pacific Corp.	291,297
454	[1]	United Rentals, Inc.	82,224
527		W. W. Grainger, Inc.	142,111
3,360		Xylem, Inc.	242,794
		TOTAL	7,926,786
		Information Technology—16.4%
1,546	[1]	Advanced Energy Industries, Inc.	109,967
342	[1]	Alpha & Omega Semiconductor Ltd.	5,742
1,828	[1]	Alphabet Inc.-Class A Shares	2,161,098
6,503		Apple, Inc.	1,088,797
15,491		Applied Materials, Inc.	830,782
78		Belden, Inc.	6,612
123		Black Box Corp.	431
12,270		CA, Inc.	439,879
125	[1]	Cirrus Logic, Inc.	6,196
184	[1]	Commvault Systems, Inc.	9,816
240	[1]	Cray, Inc.	5,820
94	[1]	Diodes, Inc.	2,650
2,655	[1]	eBay, Inc.	107,740
98		Ebix, Inc.	8,046
85		Entegris, Inc.	2,767
9,745	[1]	Facebook, Inc.	1,821,243
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
80	[1]	FormFactor, Inc.	$1,148
20,830		HP, Inc.	485,756
4,733	[1]	IAC Interactive Corp.	686,143
1,900	[1]	Insight Enterprises, Inc.	70,528
37,097		Intel Corp.	1,785,850
21,211		Juniper Networks, Inc.	554,668
1,092		KLA-Tencor Corp.	119,902
8,533		Lam Research Corp.	1,634,240
160		MKS Instruments, Inc.	16,368
12,681		Mastercard, Inc., Class A	2,143,089
7,315		Maxim Integrated Products, Inc.	446,215
7,100		Microchip Technology, Inc.	676,062
176		Monolithic Power Systems	20,965
1,889		NVIDIA Corp.	464,316
10,850		NetApp, Inc.	667,275
130	[1]	Paycom Software, Inc.	11,913
165	[1]	Paylocity Holding Corp.	8,628
13,959	[1]	PayPal Holdings, Inc.	1,190,982
200	[1]	Proofpoint, Inc.	20,404
158	[1]	Qualys, Inc.	9,875
14,772	[1]	Red Hat, Inc.	1,940,745
13,337	[1]	Salesforce.com, Inc.	1,519,218
7,000	[1]	Sanmina Corp.	183,050
1,043	[1]	ServiceNow, Inc.	155,271
98	[1]	Silicon Laboratories, Inc.	9,428
326		TTEC Holdings, Inc.	12,942
524	[1]	TTM Technologies	8,641
128	[1]	Varonis Systems, Inc.	6,950
5,006		Visa, Inc., Class A Shares	621,895
22,768		Vishay Intertechnology, Inc.	499,758
155	[1]	Web.com Group, Inc.	3,604
10,000		Western Union Co.	207,900
2,218	[1]	Workday, Inc.	265,916
3,575		Xerox Corp.	122,015
		TOTAL	23,179,246
		Materials—1.9%
3,600		Domtar Corp.	184,896
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
3,018		Eastman Chemical Co.	$299,325
689		LyondellBasell Industries NV - Class - A	82,570
5,150		Newmont Mining Corp.	208,627
4,593		Sherwin-Williams Co.	1,915,786
		TOTAL	2,691,204
		Public Utilities—0.0%
1,254		Frontier Communications Corp.	10,270
235		ONE Gas, Inc.	16,645
451		Portland General Electric Co.	19,100
204		Southwest Gas Holdings, Inc.	15,010
		TOTAL	61,025
		Real Estate—1.1%
763	[1]	Altisource Portfolio Solutions S.A.	21,364
1,200		American Tower Corp.	177,240
1,400		Coresite Realty Corp., REIT	151,648
2,600		DCT Industrial Trust, Inc.	153,894
13,000		Independence Realty Trust	119,470
8,000		Rexford Industrial Realty, Inc.	237,520
800		Simon Property Group, Inc.	130,696
2,100		Sun Communities, Inc.	186,564
7,500		Sunstone Hotel Investors, Inc.	126,375
5,400		Terreno Realty Corp.	192,240
3,000		Weyerhaeuser Co.	112,620
		TOTAL	1,609,631
		Telecommunication Services—0.7%
8,238		AT&T, Inc.	308,513
10,568	[1]	T-Mobile USA, Inc.	687,977
		TOTAL	996,490
		Transportation—0.0%
172		Greenbrier Cos., Inc.	8,626
1,264	[1]	Overseas Shipholding Group, Inc.	2,667
119	[1]	XPO Logistics, Inc.	11,238
		TOTAL	22,531
		Utilities—2.7%
15,600		AES Corp.	180,336
3,117		Consolidated Edison Co.	250,482
5,583		Edison International	349,105
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
16,365		Entergy Corp.	$1,287,762
32,785		NiSource, Inc.	809,134
21,350		P G & E Corp.	905,880
		TOTAL	3,782,699
		TOTAL COMMON STOCKS (IDENTIFIED COST $74,124,809)	85,494,485
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.1%
$100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	100,173
		Credit Card—0.2%
350,000	[2]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.289%, (1-month USLIBOR +0.730%) 01/18/2022	351,910
		Home Equity Loan—0.0%
18,309		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 08/25/2032	19,925
		Other—0.2%
115,000	[2]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.911%, (1-month USLIBOR +1.350%) 09/27/2021	115,755
128,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	125,980
		TOTAL	241,735
		Student Loans—0.0%
13,278	[2]	Navient Student Loan Trust 2014-1, Class A2, 1.871%, (1-month USLIBOR +0.310%) 03/27/2023	13,281
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $725,605)	727,024
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Commercial Mortgage—2.1%
$170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	167,827
190,000		Bank, Class A4, 3.488%, 11/15/2050	191,468
525	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.231%, 3/25/2031	533
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	180,943
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	201,310
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	71,760
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	$129,795
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.0938% 6/10/2046	201,073
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49% 10/10/2047	206,752
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	302,260
200,000		FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	201,756
1,555		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	1,636
1,971		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	2,091
5,312		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	5,737
75,516		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	73,707
300,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	300,434
6,014	[2]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	6,407
1,331		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	1,349
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	103,674
5,837		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	6,338
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	196,688
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.6939%, 3/15/2050	51,246
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	102,847
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	151,499
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	26,200
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,942,839)	2,885,330
		CORPORATE BONDS—12.2%
		Basic Industry - Chemicals—0.1%
35,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	36,832
70,000		RPM International, Inc., 6.500%, 02/15/2018	70,105
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	21,122
		TOTAL	128,059
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—0.4%
$15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	$15,975
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	104,375
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	62,723
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,330
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.2%, 10/01/2022	20,537
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	104,469
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	26,455
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	172,045
		TOTAL	547,909
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 03/15/2023	10,044
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.7%, 03/15/2021	20,979
		TOTAL	31,023
		Capital Goods - Aerospace & Defense—0.4%
100,000		Arconic, Inc., 5.870%, 02/23/2022	108,625
211,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	227,352
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,779
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,038
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.151%, (3-month USLIBOR +1.735%) 2/15/2042	36,000
50,000		Textron Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	51,458
50,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	52,339
		TOTAL	506,591
		Capital Goods - Building Materials—0.1%
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	83,600
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	42,736
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,744
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.1%, 01/09/2023	29,851
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,447
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,141
50,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	52,413
		TOTAL	129,596
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Environmental—0.1%
$85,000	Republic Services, Inc., Company Guarantee, 5.5%, 9/15/2019	$88,915
	Capital Goods - Packaging—0.0%
45,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,463
10,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 03/01/2019	10,193
	TOTAL	56,656
	Communications - Cable & Satellite—0.2%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	209,438
90,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	95,236
30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	31,883
	TOTAL	336,557
	Communications - Media & Entertainment—0.4%
75,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	91,797
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	34,836
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	26,667
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	249,165
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,480
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	172,414
	TOTAL	595,359
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	100,877
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.7%, 06/15/2026	146,868
	TOTAL	247,745
	Communications - Telecom Wirelines—0.1%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	93,927
	Consumer Cyclical - Automotive—0.7%
175,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	174,707
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,877
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	98,260
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 03/18/2021	201,012
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	151,014
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	160,215
100,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	100,186
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$65,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.5%, 4/03/2018	$65,154
	TOTAL	965,425
	Consumer Cyclical - Leisure—0.1%
200,000	Football Trust V, Pass Thru Cert., 5.35%, 10/05/2020	210,927
	Consumer Cyclical - Lodging—0.1%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,148
50,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,231
	TOTAL	80,379
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.5%, 12/01/2023	52,058
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	38,405
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	245,206
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	164,083
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,516
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	70,136
	TOTAL	580,404
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.8%, 06/06/2023	196,289
65,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	69,776
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,399
70,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	69,991
	TOTAL	348,455
	Consumer Non-Cyclical - Food/Beverage—0.3%
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.5%, 10/01/2026	135,957
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	198,492
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.4%, 08/15/2027	59,379
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	52,105
	TOTAL	445,933
	Consumer Non-Cyclical - Health Care—0.0%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,973
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,228
30,000	Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	30,471
	TOTAL	55,672
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.1%
$200,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	$204,204
	Consumer Non-Cyclical - Tobacco—0.0%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	26,395
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	30,336
	TOTAL	56,731
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	254,534
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	31,239
100,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	101,252
	TOTAL	387,025
	Energy - Integrated—0.2%
30,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,230
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	133,485
75,000	Husky Energy, Inc., 4.000%, 04/15/2024	77,188
53,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.299%, 01/27/2025	53,464
25,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	25,898
	TOTAL	320,265
	Energy - Midstream—0.6%
100,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	99,718
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	78,590
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 02/15/2027	175,156
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,610
150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	154,861
100,000	Kinder Morgan, Inc., 5.05%, 2/15/2046	105,785
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	40,707
75,000	ONEOK, Inc., Sr Unsecured Note, Series 0, 4.95%, 07/13/2047	80,155
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,631
30,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,965
	TOTAL	796,178
	Energy - Oil Field Services—0.1%
15,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,300
20,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,650
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	$48,875
		TOTAL	83,825
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,850
10,000		Valero Energy Corp., 9.375%, 03/15/2019	10,760
		TOTAL	23,610
		Financial Institution - Banking—2.9%
74,000		American Express Co., 2.650%, 12/02/2022	72,863
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 05/05/2021	245,945
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,067
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.5%, 04/19/2026	302,401
250,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.345%, (3-month USLIBOR +0.650%) 10/01/2021	252,075
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5%, 5/13/2021	106,934
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	203,730
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,969
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.7%, 03/30/2021	198,834
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	248,158
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.4%, 05/01/2026	168,724
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	104,413
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	26,610
30,000		Comerica, Inc., 3.8%, 7/22/2026	30,031
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	80,454
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	280,134
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	31,062
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	30,206
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	198,898
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	53,357
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,198
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	402,686
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	118,550
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.2%, 02/08/2021	211,850
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.9%, 03/03/2021	130,283
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/01/2018	30,000
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	72,926
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$100,000	Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	$101,076
	TOTAL	4,051,434
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	81,180
125,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	138,626
13,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,623
	TOTAL	234,429
	Financial Institution - Finance Companies—0.1%
170,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 02/01/2022	173,649
	Financial Institution - Insurance - Health—0.0%
45,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	52,304
	Financial Institution - Insurance - Life—0.6%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	205,779
25,000	American International Group, Inc., 4.500%, 07/16/2044	26,031
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,400
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,382
275,000	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	268,056
10,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,625
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	255,473
15,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,461
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,918
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,055
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	65,643
	TOTAL	924,823
	Financial Institution - Insurance - P&C—0.2%
80,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	79,128
20,000	Chubb Ltd., Sr. Unsecd. Note, 5.75%, 05/15/2018	20,176
100,000	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	109,134
65,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	107,746
	TOTAL	316,184
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,997
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	10,524
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	$66,128
	TOTAL	96,649
	Financial Institution - REIT - Healthcare—0.1%
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	42,893
50,000	Healthcare Trust of America, 3.700%, 04/15/2023	50,516
	TOTAL	93,409
	Financial Institution - REIT - Office—0.2%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	51,189
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	70,040
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,557
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	57,749
	TOTAL	231,535
	Financial Institution - REIT - Other—0.1%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	77,353
	Financial Institution - REIT - Retail—0.1%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.4%, 11/01/2022	50,534
20,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,955
	TOTAL	71,489
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	31,798
	Technology—0.8%
45,000	Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,930
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,209
115,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	119,063
140,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	142,830
20,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	22,322
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	263,154
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.3%, 06/01/2021	122,621
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	53,626
51,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5%, 10/15/2025	55,414
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.6%, 10/15/2020	71,190
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	19,973
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	$53,539
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,373
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	25,543
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	56,898
	TOTAL	1,090,685
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	64,026
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3%, 05/15/2023	29,323
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	213,913
	TOTAL	307,262
	Transportation - Services—0.1%
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,068
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.8%, 03/01/2022	69,230
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	30,565
	TOTAL	149,863
	Utility - Electric—1.2%
5,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,235
110,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	102,675
70,000	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	82,155
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	147,816
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	168,159
200,000	Exelon Corp., Sr. Unsecd. Note, 3.4%, 04/15/2026	197,938
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	104,055
10,000	Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,526
20,000	Indiana Michigan Power Co., Sr Unsecured Note, Series L, 3.75%, 07/01/2047	19,853
70,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	78,323
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	117,367
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8%, 3/01/2032	35,612
50,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,154
60,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	64,163
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.1%, 05/15/2026	240,727
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	52,524
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$175,000		Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	$169,058
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,455
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,580
		TOTAL	1,698,375
		Utility - Natural Gas—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	21,293
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	51,598
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	64,998
		TOTAL	137,889
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,745,515)	17,186,836
		MUNICIPAL BONDS—0.2%
		Illinois—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038	88,280
		Ohio—0.1%
135,000		Ohio State, UT GO Infrastructure Improvement Refunding Bonds (Series 2017B), 5.000%, 09/01/2028	165,359
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $240,059)	253,639
		U.S. TREASURY—1.5%
132,300		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	150,726
104,077	[4]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	103,120
163,476		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	161,720
202,856		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	199,902
100,001		U.S. Treasury Inflation-Protected Note, 0.500%, 1/15/2028	98,911
310,000		United States Treasury Bond, 2.750%, 8/15/2047	297,604
50,000		United States Treasury Bond, 3.000%, 5/15/2047	50,465
125,000		United States Treasury Note, 1.875%, 12/31/2019	124,371
60,000		United States Treasury Note, 1.875%, 03/31/2022	58,611
250,000		United States Treasury Note, 2.125%, 12/31/2022	245,371
10,000		United States Treasury Note, 2.250%, 11/15/2024	9,745
275,000		United States Treasury Note, 2.250%, 12/31/2024	267,886
150,000		United States Treasury Note, 2.500%, 1/31/2025	148,465
200,000		United States Treasury Note, 2.250%, 8/15/2027	192,070
50,000		United States Treasury Note, 2.250%, 11/15/2027	47,984
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,167,772)	2,156,951
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		EXCHANGE-TRADED FUNDS—9.4%
141,500		iShares MSCI EAFE ETF	$10,448,360
45,700		iShares Core MSCI Emerging Markets ETF	2,807,808
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,115,412)	13,256,168
	[5]	INVESTMENT COMPANIES—13.0%
166,593		Emerging Markets Core Fund	1,679,259
183,916		Federated Bank Loan Core Fund	1,863,067
767,750		Federated Mortgage Core Portfolio	7,424,147
328,042		Federated Project and Trade Finance Core Fund	2,968,776
1,927,633		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[6]	1,927,633
388,352		High Yield Bond Portfolio	2,481,570
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,107,395)	18,344,452
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $128,169,406)[7]	140,304,885
		OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	671,062
		TOTAL NET ASSETS—100%	$140,975,947
Semi-Annual Shareholder Report

At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	5	$573,555	March 2018	$(6,129)
[1]United States Treasury Long Bond Long Futures	1	$147,813	March 2018	$(3,971)
[1]United States Treasury Ultra Bond Long Futures	17	$2,752,937	March 2018	$(75,542)
[1]United States Treasury Note 2-Year Short Futures	11	$2,345,578	March 2018	$5,537
[1]United States Treasury Note 10-Year Short Futures	25	$3,039,453	March 2018	$60,662
[1]United States Treasury Notes 10-Year Ultra Short Futures	6	$781,219	March 2018	$18,923
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(520)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

5	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the six months ended January 31, 2018, were as follows:
Affiliates	Balance of Shares Held 7/31/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	121,734	62,628	(17,769)
Federated Bank Loan Core Fund	167,174	55,396	(38,654)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	3,984,935	22,714,752	(24,772,054)
Federated Mortgage Core Portfolio	819,800	154,166	(206,216)
Federated Project and Trade Finance Core Fund	320,743	7,299	—
High Yield Bond Portfolio	482,432	108,804	(202,884)
TOTAL OF AFFILIATED TRANSACTIONS	5,896,818	23,103,045	(25,237,577)
Semi-Annual Shareholder Report

Balance of Shares Held 1/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
166,593	$1,679,259	$(15,347)	$(1,056)	$51,902	$2,133
183,916	$1,863,067	$(11,217)	$6,753	$51,459	—
1,927,633	$1,927,633	$119	$(845)	$18,108	—
767,750	$7,424,147	$(129,207)	$(19,863)	$123,680	—
328,042	$2,968,776	$(38,867)	$—	$66,418	—
388,352	$2,481,570	$(35,958)	$(14,833)	$101,518	—
3,762,286	$18,344,452	$(230,477)	$(29,844)	$413,085	$2,133
6	7-day net yield.
7	Also represents cost of investments for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$83,808,222	$—	$—	$83,808,222
International	1,686,263	—	—	1,686,263
Debt Securities:
Asset-Backed Securities	—	727,024	—	727,024
Collateralized Mortgage Obligations	—	2,885,330	—	2,885,330
Corporate Bonds	—	17,186,836	—	17,186,836
Municipal Bonds	—	253,639	—	253,639
U.S. Treasury	—	2,156,951	—	2,156,951
Exchange-Traded Funds	13,256,168	—	—	13,256,168
Investment Companies[1]	1,927,633	—	—	18,344,452
TOTAL SECURITIES	$100,678,286	$23,209,780	$—	$140,304,885
Other Financial Instruments[2]
Assets	$85,122	$—	$—	$85,122
Liabilities	(85,642)	—	—	(85,642)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(520)	$—	$—	$(520)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $16,416,819 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other Financial Instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.74	$16.52	$16.83	$16.07	$14.35	$12.20
Income From Investment Operations:
Net investment income	0.11[1]	0.26[1]	0.24[1]	0.20[1]	0.17[1]	0.14[1]
Net realized and unrealized gain (loss) on investments and futures contracts	1.77	1.23	(0.31)	0.74	1.70	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.88	1.49	(0.07)	0.94	1.87	2.33
Less Distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.24)	(0.18)	(0.15)	(0.18)
Net Asset Value, End of Period	$19.37	$17.74	$16.52	$16.83	$16.07	$14.35
Total Return[2]	10.66%	9.11%	(0.37)%	5.89%	13.06%	19.28%
Ratios to Average Net Assets:
Net expenses	1.32%[3]	1.26%	1.30%	1.30%	1.30%	1.30%
Net investment income	1.23%[3]	1.51%	1.51%	1.21%	1.10%	1.10%
Expense waiver/reimbursement[4]	0.09%[3]	0.15%	0.10%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,401	$61,405	$61,245	$62,555	$55,634	$50,340
Portfolio turnover	40%	82%	98%	89%	34%	105%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.49	$16.30	$16.59	$15.84	$14.16	$12.03
Income From Investment Operations:
Net investment income	0.04[1]	0.13[1]	0.12[1]	0.07[1]	0.05[1]	0.04[1]
Net realized and unrealized gain (loss) on investments and futures contracts	1.75	1.20	(0.31)	0.74	1.67	2.16
TOTAL FROM INVESTMENT OPERATIONS	1.79	1.33	(0.19)	0.81	1.72	2.20
Less Distributions:
Distributions from net investment income	(0.11)	(0.14)	(0.10)	(0.06)	(0.04)	(0.07)
Net Asset Value, End of Period	$19.17	$17.49	$16.30	$16.59	$15.84	$14.16
Total Return[2]	10.28%	8.23%	(1.10)%	5.12%	12.14%	18.41%
Ratios to Average Net Assets:
Net expenses	2.07%[3]	2.01%	2.05%	2.05%	2.05%	2.05%
Net investment income	0.47%[3]	0.75%	0.76%	0.45%	0.34%	0.36%
Expense waiver/reimbursement[4]	0.07%[3]	0.13%	0.08%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,521	$29,007	$29,152	$31,571	$34,522	$35,450
Portfolio turnover	40%	82%	98%	89%	34%	105%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.79	$16.57	$16.87	$16.11	$14.39	$12.23
Income From Investment Operations:
Net investment income	0.14[1]	0.30[1]	0.28[1]	0.24[1]	0.21[1]	0.18[1]
Net realized and unrealized gain (loss) on investments and futures contracts	1.78	1.23	(0.30)	0.74	1.69	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.92	1.53	(0.02)	0.98	1.90	2.37
Less Distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.28)	(0.22)	(0.18)	(0.21)
Net Asset Value, End of Period	$19.41	$17.79	$16.57	$16.87	$16.11	$14.39
Total Return[2]	10.84%	9.36%	(0.07)%	6.13%	13.30%	19.63%
Ratios to Average Net Assets:
Net expenses	1.07%[3]	1.00%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.47%[3]	1.77%	1.76%	1.46%	1.35%	1.35%
Expense waiver/reimbursement[4]	0.05%[3]	0.12%	0.05%	0.04%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,792	$39,136	$47,757	$53,291	$49,667	$46,365
Portfolio turnover	40%	82%	98%	89%	34%	105%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017[1]	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.76	$16.49	$16.80	$16.05	$14.33	$12.17
Income From Investment Operations:
Net investment income	0.14[2]	0.28[2]	0.20[2]	0.16[2]	0.13[2]	0.09[2]
Net realized and unrealized gain (loss) on investments and futures contracts	1.78	1.24	(0.31)	0.74	1.69	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.92	1.52	(0.11)	0.90	1.82	2.28
Less Distributions:
Distributions from net investment income	(0.30)	(0.25)	(0.20)	(0.15)	(0.10)	(0.12)
Net Asset Value, End of Period	$19.38	$17.76	$16.49	$16.80	$16.05	$14.33
Total Return[3]	10.87%	9.32%	(0.59)%	5.61%	12.72%	18.84%
Ratios to Average Net Assets:
Net expenses	1.06%[4]	1.05%	1.56%	1.56%	1.57%	1.69%
Net investment income	1.48%[4]	1.64%	1.27%	0.96%	0.84%	0.70%
Expense waiver/reimbursement[5]	0.04%[4]	0.06%	0.04%	0.03%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,262	$10,439	$577	$532	$464	$417
Portfolio turnover	40%	82%	98%	89%	34%	105%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $18,344,452 of investment in affiliated holdings (identified cost $128,169,406)		$140,304,885
Income receivable		314,585
Receivable for investments sold		1,356,239
Receivable for shares sold		85,392
Receivable for daily variation margin on futures contracts		20,580
TOTAL ASSETS		142,081,681
Liabilities:
Payable for investments purchased	$817,372
Payable for shares redeemed	49,354
Bank overdraft	11,336
Payable to adviser (Note 5)	2,856
Payable for administrative fees (Note 5)	310
Payable for transfer agent fee	27,610
Payable for Directors'/Trustees' fees (Note 5)	304
Payable for portfolio accounting fees	85,254
Payable for distribution services fee (Note 5)	19,262
Payable for other service fees (Notes 2 and 5)	42,076
Accrued expenses (Note 5)	50,000
TOTAL LIABILITIES		1,105,734
Net assets for 7,289,800 shares outstanding		$140,975,947
Net Assets Consist of:
Paid-in capital		$127,123,611
Net unrealized appreciation of investments and futures contracts		12,134,959
Accumulated net realized gain on investments and futures contracts		1,582,121
Undistributed net investment income		135,256
TOTAL NET ASSETS		$140,975,947
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($60,400,874 ÷ 3,117,871 shares outstanding), no par value, unlimited shares authorized	$19.37
Offering price per share (100/94.50 of $19.37)	$20.50
Redemption proceeds per share	$19.37
Class C Shares:
Net asset value per share ($30,521,315 ÷ 1,591,765 shares outstanding), no par value, unlimited shares authorized	$19.17
Offering price per share	$19.17
Redemption proceeds per share (99.00/100 of $19.17)	$18.98
Institutional Shares:
Net asset value per share ($38,792,206 ÷ 1,999,019 shares outstanding), no par value, unlimited shares authorized	$19.41
Offering price per share	$19.41
Redemption proceeds per share	$19.41
Class R6 Shares:
Net asset value per share ($11,261,552 ÷ 581,145 shares outstanding), no par value, unlimited shares authorized	$19.38
Offering price per share	$19.38
Redemption proceeds per share	$19.38
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Dividends (including $413,085 received from affiliated holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $319)			$1,326,668
Interest			451,956
TOTAL INCOME			1,778,624
Expenses:
Investment adviser fee (Note 5)		$526,096
Administrative fee (Note 5)		56,092
Custodian fees		21,441
Transfer agent fee (Note 2)		65,897
Directors'/Trustees' fees (Note 5)		1,423
Auditing fees		16,405
Legal fees		4,583
Portfolio accounting fees		49,191
Distribution services fee (Note 5)		110,646
Other service fees (Notes 2 and 5)		107,299
Share registration costs		29,526
Printing and postage		16,060
Miscellaneous (Note 5)		15,615
TOTAL EXPENSES		1,020,274
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(31,004)
Reimbursement of other operating expenses (Notes 2 and 5)	(17,921)
TOTAL WAIVER AND REIMBURSEMENTS		(48,925)
Net expenses			971,349
Net investment income			807,275
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(29,844) on sales of investments in affiliated holdings)	$5,580,943
Net realized gain on futures contracts	66,229
Realized gain distribution from affiliated investment company shares	2,133
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(230,477) on investments in affiliated holdings)	7,618,089
Net change in unrealized appreciation of futures contracts	(1,792)
Net realized and unrealized gain on investments and futures contracts	13,265,602
Change in net assets resulting from operations	$14,072,877
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$807,275	$1,964,146
Net realized gain on investments and futures contracts	5,649,305	7,012,040
Net change in unrealized appreciation/depreciation of investments and futures contracts	7,616,297	2,792,760
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,072,877	11,768,946
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(820,337)	(931,700)
Class C Shares	(182,113)	(247,434)
Institutional Shares	(590,928)	(864,627)
Class R6 Shares	(175,714)	(7,781)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,769,092)	(2,051,542)
Share Transactions:
Proceeds from sale of shares	9,953,770	27,978,026
Net asset value of shares issued to shareholders in payment of distributions declared	1,616,876	1,893,320
Cost of shares redeemed	(22,886,432)	(38,332,541)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,315,786)	(8,461,195)
Change in net assets	987,999	1,256,209
Net Assets:
Beginning of period	139,987,948	138,731,739
End of period (including undistributed net investment income of $135,256 and $1,097,073, respectively)	$140,975,947	$139,987,948
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
Prior to their re-designation on September 1, 2016, Class R6 Shares were Class R Shares.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Semi-Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $48,925 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$37,692	$(13,511)
Class C Shares	13,093	(3,766)
Institutional Shares	12,343	(644)
Class R6 Shares	2,769	—
TOTAL	$65,897	$(17,921)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$70,817
Class C Shares	36,482
TOTAL	$107,299
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,507,835 and $4,560,449, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(520)*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$66,229

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,792)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	366,097	$6,665,945	686,635	$11,650,848
Shares issued to shareholders in payment of distributions declared	37,690	704,802	49,513	823,409
Shares redeemed	(748,212)	(13,669,582)	(980,711)	(16,503,614)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(344,425)	$(6,298,835)	(244,563)	$(4,029,357)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	45,855	$837,164	158,017	$2,631,546
Shares issued to shareholders in payment of distributions declared	9,123	168,962	13,630	224,489
Shares redeemed	(121,308)	(2,188,551)	(301,945)	(5,040,678)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(66,330)	$(1,182,425)	(130,298)	$(2,184,643)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	93,398	$1,723,983	200,258	$3,374,083
Shares issued to shareholders in payment of distributions declared	30,373	568,576	50,388	838,960
Shares redeemed	(325,118)	(5,991,090)	(932,430)	(15,716,444)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(201,347)	$(3,698,531)	(681,784)	$(11,503,401)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	39,388	$726,678	614,503	$10,321,549
Shares issued to shareholders in payment of distributions declared	9,333	174,536	389	6,462
Shares redeemed	(55,322)	(1,037,209)	(62,139)	(1,071,805)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(6,601)	$(135,995)	552,753	$9,256,206
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(618,703)	$(11,315,786)	(503,892)	$(8,461,195)
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $128,169,406. The net unrealized appreciation of investments for federal tax purposes was $12,134,959. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,354,391 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,219,432. The amounts presented are inclusive of derivative contracts.
At July 31, 2017, the Fund had a capital loss carryforward of $4,176,449 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years
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beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$4,176,449	NA	$4,176,449
At July 31, 2017, for federal income tax purposes, the Fund had $176 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $29,485 of its fee and voluntarily reimbursed $17,921 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser reimbursed $1,519.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2018, the Sub-Adviser earned a fee of $55,000.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$110,646
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC retained $5,190 in sales charges from the sale of Class A Shares. FSC retained $206 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $6,305 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05%, 1.05% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2018, were as follows:
Purchases	$48,655,065
Sales	$59,925,401
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,106.60	$7.01
Class C Shares	$1,000	$1,102.80	$10.97
Institutional Shares	$1,000	$1,108.40	$5.69
Class R6 Shares	$1,000	$1,108.70	$5.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.72
Class C Shares	$1,000	$1,014.80	$10.51
Institutional Shares	$1,000	$1,019.80	$5.45
Class R6 Shares	$1,000	$1,019.90	$5.40
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.32%
Class C Shares	2.07%
Institutional Shares	1.07%
Class R6 Shares	1.06%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer Evaluation”). The Board considered the Senior Officer Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and subadviser and their affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separates sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives,
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policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). . He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal
Semi-Annual Shareholder Report

structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
Semi-Annual Shareholder Report

Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board considered that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reduction in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as, systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Cyclicals	28.6%
Information Technology	25.1%
Health Care	11.5%
Financial Services	11.2%
Capital Goods	8.8%
Consumer Staples	7.0%
Transportation	2.6%
Basic Industries	2.5%
Other[2]	0.9%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Basic Industries—2.5%
5,469		Sherwin-Williams Co.	$2,281,176
835		Westlake Chemical Corp.	94,021
		TOTAL	2,375,197
		Capital Goods—8.8%
823		3M Co.	206,161
17,348		Allison Transmission Holdings, Inc.	767,476
10,172		Caterpillar, Inc.	1,655,798
10,276		Deere & Co.	1,710,132
1,809		Grainger (W.W.), Inc.	487,815
15,891		IDEX Corp.	2,280,041
28,428		Pitney Bowes, Inc.	401,119
9,013		Xylem, Inc.	651,279
		TOTAL	8,159,821
		Consumer Cyclicals—28.6%
4,098	[1]	Alphabet, Inc.	4,844,738
2,746	[1]	Amazon.com, Inc.	3,984,144
14,365		Bed Bath & Beyond, Inc.	331,544
5,900		Big Lots, Inc.	358,602
13,045		Cintas Corp.	2,197,430
2,873		Dillards, Inc., Class A	194,100
9,100	[1]	Discovery Communications, Inc.	228,137
16,398	[1]	Facebook, Inc.	3,064,622
1,414		Foot Locker, Inc.	69,498
5,804	[1]	Fossil, Inc.	46,200
2,106	[1]	GoDaddy, Inc.	116,315
1,731		Hasbro, Inc.	163,701
10,491		Home Depot, Inc.	2,107,642
6,333	[1]	IAC Interactive Corp.	918,095
73,976	[1]	MSG Networks, Inc.	1,775,424
8,123		Macy's, Inc.	210,792
5,520	[1]	NetFlix, Inc.	1,492,056
6,025		Nielsen Holdings PLC	225,395
4,017		Nu Skin Enterprises, Inc., Class A	288,581
5,474	[1]	O'Reilly Automotive, Inc.	1,448,913
17,754	[1]	PayPal, Inc.	1,514,771
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
3,882		R.R. Donnelley & Sons Co.	$31,716
9,198	[1]	Skechers USA, Inc., Class A	378,866
3,730	[1]	T-Mobile USA, Inc.	242,823
2,207		TJX Cos., Inc.	177,266
597		Wynn Resorts Ltd.	98,857
1,097		Yum! Brands, Inc.	92,795
		TOTAL	26,603,023
		Consumer Durables—0.9%
25,317		Ford Motor Co.	277,727
969		Lear Corp.	187,153
127	[1]	NVR, Inc.	403,628
		TOTAL	868,508
		Consumer Staples—7.0%
3,283		Block (H&R), Inc.	87,131
2,175		Dr. Pepper Snapple Group, Inc.	259,586
8,290		Estee Lauder Cos., Inc., Class A	1,118,818
12,348		Flowers Foods, Inc.	242,144
4,516	[1]	GNC Holdings, Inc.	19,645
16,988		McCormick & Co., Inc.	1,847,785
18,842		PepsiCo, Inc.	2,266,693
5,600	[1]	Sally Beauty Holdings, Inc.	93,016
9,449		Tupperware Brands Corp.	545,774
		TOTAL	6,480,592
		Financial Services—11.2%
14,400		Ally Financial, Inc.	428,688
1,567		Ameriprise Financial, Inc.	264,353
28,222		Citizens Financial Group, Inc.	1,295,390
4,827		MSCI, Inc., Class A	672,063
15,019		Mastercard, Inc.	2,538,211
5,148		Paychex, Inc.	351,351
12,000		Prudential Financial, Inc.	1,425,840
19,640		Visa, Inc., Class A	2,439,877
2,300		Waddell & Reed Financial, Inc., Class A	52,900
44,090		Western Union Co.	916,631
		TOTAL	10,385,304
		Health Care—11.5%
443	[1]	Abiomed, Inc.	104,105
8,817	[1]	Align Technology, Inc.	2,310,054
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
4,641		Baxter International, Inc.	$334,291
9,981		Bristol-Myers Squibb Co.	624,811
14,176	[1]	Celgene Corp.	1,434,044
2,877		Cooper Cos., Inc.	703,916
27,309		Eli Lilly & Co.	2,224,318
2,799	[1]	IDEXX Laboratories, Inc.	523,525
3,637	[1]	Myriad Genetics, Inc.	134,132
1,038	[1]	Neurocrine Biosciences, Inc.	88,718
1,397		UnitedHealth Group, Inc.	330,782
1,455	[1]	Vertex Pharmaceuticals, Inc.	242,796
3,300	[1]	Weight Watchers International, Inc.	212,157
2,264	[1]	Wellcare Health Plans, Inc.	476,300
13,058		Zoetis, Inc.	1,001,940
		TOTAL	10,745,889
		Information Technology—25.1%
2,360	[1]	Adobe Systems, Inc.	471,434
35,355		Apple, Inc.	5,919,488
34,299		Applied Materials, Inc.	1,839,455
1,014		Broadcom Ltd.	251,502
35,613		CA, Inc.	1,276,726
8,026		Cognex Corp.	500,582
6,749		Fortive Corp.	513,059
2,169		IBM Corp.	355,065
18,872		Intel Corp.	908,498
3,274		KLA-Tencor Corp.	359,485
8,963		Lam Research Corp.	1,716,594
22,815		Microchip Technology, Inc.	2,172,444
2,681		Microsoft Corp.	254,722
3,155		NVIDIA Corp.	775,499
16,792		NetApp, Inc.	1,032,708
1,177	[1]	Palo Alto Networks, Inc.	185,813
18,559	[1]	Red Hat, Inc.	2,438,281
19,862	[1]	Salesforce.com, Inc.	2,262,480
494		Universal Display Corp.	78,744
		TOTAL	23,312,579
		Transportation—2.6%
13,961	[1]	Jet Blue Airways Corp.	291,227
12,423		Old Dominion Freight Lines, Inc.	1,819,348
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Transportation—continued
2,921		Southwest Airlines Co.	$177,597
1,339	[1]	XPO Logistics, Inc.	126,455
		TOTAL	2,414,627
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,105,052)	91,345,540
		INVESTMENT COMPANY—1.9%
1,777,096	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[3] (IDENTIFIED COST $1,776,931)	1,777,096
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $73,881,983)[4]	93,122,636
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(118,915)
		TOTAL NET ASSETS—100%	$93,003,721
1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	1,319,861
Purchases/Additions	11,794,901
Sales/Reductions	(11,337,666)
Balance of Shares Held 1/31/2018	1,777,096
Value	$1,777,096
Change in Unrealized Appreciation/Depreciation	$(34)
Net Realized Gain/(Loss)	$(100)
Dividend Income	$9,994
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.46	$15.18	$17.64	$16.15	$13.58	$10.59
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.01	0.04	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	3.59	2.36	(0.70)	1.47	2.54	2.95
TOTAL FROM INVESTMENT OPERATIONS	3.56	2.37	(0.66)	1.49	2.57	2.99
Less Distributions:
Distributions from net realized gain on investments	(1.40)	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$19.62	$17.46	$15.18	$17.64	$16.15	$13.58
Total Return[2]	20.97%	15.66%	(3.62)%	9.23%	18.92%	28.23%
Ratios to Average Net Assets:
Net expenses	1.52%[3]	1.52%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.33)%[3]	0.02%	0.28%	0.13%	0.17%	0.34%
Expense waiver/reimbursement[4]	0.04%[3]	0.08%	0.07%	0.03%	0.11%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,731	$49,794	$45,661	$55,033	$54,573	$49,018
Portfolio turnover	58%	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.16	$14.16	$16.71	$15.41	$13.05	$10.25
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.11)	(0.07)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	3.30	2.20	(0.68)	1.41	2.45	2.85
TOTAL FROM INVESTMENT OPERATIONS	3.21	2.09	(0.75)	1.30	2.36	2.80
Less Distributions:
Distributions from net realized gain on investments	(1.40)	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$17.97	$16.16	$14.16	$16.71	$15.41	$13.05
Total Return[2]	20.48%	14.81%	(4.41)%	8.44%	18.08%	27.32%
Ratios to Average Net Assets:
Net expenses	2.27%[3]	2.27%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(1.08)%[3]	(0.71)%	(0.49)%	(0.65)%	(0.59)%	(0.44)%
Expense waiver/reimbursement[4]	0.04%[3]	0.08%	0.08%	0.03%	0.11%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,194	$13,654	$14,925	$16,175	$10,519	$7,428
Portfolio turnover	58%	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.76	$13.81	$16.34	$15.07	$12.76	$10.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.11)	(0.06)	(0.10)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	3.22	2.15	(0.67)	1.37	2.39	2.78
TOTAL FROM INVESTMENT OPERATIONS	3.13	2.04	(0.73)	1.27	2.31	2.73
Less Distributions:
Distributions from net realized gain on investments	(1.40)	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$17.49	$15.76	$13.81	$16.34	$15.07	$12.76
Total Return[2]	20.50%	14.82%	(4.39)%	8.43%	18.10%	27.22%
Ratios to Average Net Assets:
Net expenses	2.27%[3]	2.27%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(1.08)%[3]	(0.72)%	(0.46)%	(0.63)%	(0.59)%	(0.43)%
Expense waiver/reimbursement[4]	0.04%[3]	0.08%	0.07%	0.03%	0.11%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,995	$9,672	$10,052	$12,904	$11,991	$9,830
Portfolio turnover	58%	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.10	$15.69	$18.13	$16.55	$13.88	$10.80
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	0.05	0.08	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	3.71	2.45	(0.72)	1.51	2.61	3.01
TOTAL FROM INVESTMENT OPERATIONS	3.71	2.50	(0.64)	1.58	2.67	3.08
Less Distributions:
Distributions from net realized gain on investments	(1.40)	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$20.41	$18.10	$15.69	$18.13	$16.55	$13.88
Total Return[3]	21.06%	15.98%	(3.40)%	9.55%	19.24%	28.52%
Ratios to Average Net Assets:
Net expenses	1.27%[4]	1.27%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.05)%[4]	0.27%	0.52%	0.37%	0.40%	0.58%
Expense waiver/reimbursement[5]	0.04%[4]	0.08%	0.07%	0.03%	0.10%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,084	$7,649	$7,469	$7,888	$7,502	$5,002
Portfolio turnover	58%	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $1,777,096 of investment in an affiliated holding (identified cost $73,881,983)		$93,122,636
Income receivable		44,866
Receivable for investments sold		909,483
Receivable for shares sold		98,597
TOTAL ASSETS		94,175,582
Liabilities:
Payable for investments purchased	$936,414
Payable for shares redeemed	77,023
Payable to adviser (Note 5)	1,912
Payable for administrative fees (Note 5)	205
Payable for transfer agent fee	30,638
Payable for Directors'/Trustees' fees (Note 5)	244
Payable for portfolio accounting fees	37,512
Payable for distribution services fee (Note 5)	16,259
Payable for other service fees (Notes 2 and 5)	29,613
Accrued expenses (Note 5)	42,041
TOTAL LIABILITIES		1,171,861
Net assets for 4,865,370 shares outstanding		$93,003,721
Net Assets Consist of:
Paid-in capital		$68,678,350
Net unrealized appreciation of investments		19,240,653
Accumulated net realized gain on investments		5,306,497
Accumulated net investment income (loss)		(221,779)
TOTAL NET ASSETS		$93,003,721
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($59,730,913 ÷ 3,044,555 shares outstanding), no par value, unlimited shares authorized	$19.62
Offering price per share (100/94.50 of $19.62)	$20.76
Redemption proceeds per share	$19.62
Class B Shares:
Net asset value per share ($15,193,606 ÷ 845,299 shares outstanding), no par value, unlimited shares authorized	$17.97
Offering price per share	$17.97
Redemption proceeds per share (94.50/100 of $17.97)	$16.98
Class C Shares:
Net asset value per share ($10,994,868 ÷ 628,458 shares outstanding), no par value, unlimited shares authorized	$17.49
Offering price per share	$17.49
Redemption proceeds per share (99.00/100 of $17.49)	$17.32
Institutional Shares:
Net asset value per share ($7,084,334 ÷ 347,058 shares outstanding), no par value, unlimited shares authorized	$20.41
Offering price per share	$20.41
Redemption proceeds per share	$20.41
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Dividends (including $9,994 received from an affiliated holding, see footnotes to Portfolio of Investments)		$508,093
Expenses:
Investment adviser fee (Note 5)	$319,071
Administrative fee (Note 5)	34,024
Custodian fees	10,378
Transfer agent fee	79,939
Directors'/Trustees' fees (Note 5)	1,166
Auditing fees	13,310
Legal fees	4,567
Portfolio accounting fees	36,941
Distribution services fee (Note 5)	90,824
Other service fees (Notes 2 and 5)	97,472
Share registration costs	29,234
Printing and postage	17,745
Miscellaneous (Note 5)	13,463
TOTAL EXPENSES	748,134
Waiver/reimbursement of investment adviser fee (Note 5)	(18,262)
Net expenses		729,872
Net investment income (loss)		(221,779)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(100) on sales of investments in an affiliated holding)		5,324,521
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(34) on investments in an affiliated fund holding)		11,121,101
Net realized and unrealized gain on investments		16,445,622
Change in net assets resulting from operations		$16,223,843
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(221,779)	$(148,080)
Net realized gain on investments	5,324,521	6,784,048
Net change in unrealized appreciation/depreciation of investments	11,121,101	4,468,540
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,223,843	11,104,508
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(4,029,431)	(251,151)
Class B Shares	(1,111,920)	(89,003)
Class C Shares	(797,120)	(63,861)
Institutional Shares	(476,552)	(34,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,415,023)	(438,313)
Share Transactions:
Proceeds from sale of shares	8,337,522	14,714,896
Net asset value of shares issued to shareholders in payment of distributions declared	5,896,339	400,439
Cost of shares redeemed	(11,808,758)	(23,117,921)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,425,103	(8,002,586)
Change in net assets	12,233,923	2,663,609
Net Assets:
Beginning of period	80,769,798	78,106,189
End of period (including accumulated net investment income (loss) of $(221,779) and $0, respectively)	$93,003,721	$80,769,798
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares of the Fund were closed to new accounts and to new investors.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $18,262 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$67,197
Class B Shares	17,762
Class C Shares	12,513
TOTAL	$97,472
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	309,204	$5,775,344	475,321	$7,859,250
Shares issued to shareholders in payment of distributions declared	197,851	3,618,696	14,088	224,849
Shares redeemed	(314,145)	(5,789,584)	(646,470)	(10,387,402)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	192,910	$3,604,456	(157,061)	$(2,303,303)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	59,928	$1,019,057	163,083	$2,410,420
Shares issued to shareholders in payment of distributions declared	64,835	1,087,294	5,885	87,332
Shares redeemed	(124,329)	(2,112,050)	(378,313)	(5,664,410)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	434	$(5,699)	(209,345)	$(3,166,658)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	68,130	$1,138,570	154,856	$2,275,523
Shares issued to shareholders in payment of distributions declared	47,820	780,418	4,050	58,646
Shares redeemed	(101,035)	(1,672,871)	(273,138)	(4,082,380)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,915	$246,117	(114,232)	$(1,748,211)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,889	$404,551	129,360	$2,169,703
Shares issued to shareholders in payment of distributions declared	21,553	409,931	1,793	29,612
Shares redeemed	(118,096)	(2,234,253)	(184,606)	(2,983,729)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(75,654)	$(1,419,771)	(53,453)	$(784,414)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	132,605	$2,425,103	(534,091)	$(8,002,586)
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $73,881,983. The net unrealized appreciation of investments for federal tax purposes was $19,240,653. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,432,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,191,350.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $17,474 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser reimbursed $788.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$53,288
Class C Shares	37,536
TOTAL	$90,824
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $48,336 of fees paid by the Fund. For the six months ended January 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $22,916 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC retained $3,354 in sales charges from the sale of Class A Shares. FSC also retained $531 of CDSC relating to redemptions of Class A Shares, $29,138 of CDSC relating to redemptions of Class B Shares and $50 relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, extraordinary expenses, line of credit expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including
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the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2018, were as follows:
Purchases	$48,032,613
Sales	$52,420,291
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective February 1, 2018, Class B Shares were closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,209.70	$8.47
Class B Shares	$1,000	$1,204.80	$12.62
Class C Shares	$1,000	$1,205.00	$12.62
Institutional Shares	$1,000	$1,210.60	$7.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.50	$7.73
Class B Shares	$1,000	$1,013.80	$11.52
Class C Shares	$1,000	$1,013.80	$11.52
Institutional Shares	$1,000	$1,018.80	$6.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.52%
Class B Shares	2.27%
Class C Shares	2.27%
Institutional Shares	1.27%
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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
Semi-Annual Shareholder Report
28

time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
Semi-Annual Shareholder Report
29

Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
30

The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
Semi-Annual Shareholder Report
31

that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financial Services	23.8%
Health Care	15.4%
Information Technology	14.9%
Consumer Cyclicals	13.7%
Capital Goods	7.1%
Consumer Durables	6.3%
Basic Industries	4.6%
Public Utilities	4.4%
Energy	3.3%
Consumer Staples	1.8%
Transportation	1.7%
Cash Equivalents[2]	3.8%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.0%
		Basic Industries—4.6%
162,316	[1]	Acco Brands Corp.	$1,923,444
148,874	[1]	AgroFresh Solutions, Inc.	1,122,510
52,176		Ampco-Pittsburgh Corp.	709,594
76,299		DMC Global, Inc.	1,747,247
162,689		Essendant, Inc.	1,472,335
234,280		Gold Resource Corp.	1,058,946
21,338	[1]	Rogers Corp.	3,516,076
103,276		Schnitzer Steel Industries, Inc., Class A	3,532,039
5,267		The Eastern Co.	140,892
51,222	[1]	UFP Technologies, Inc.	1,493,121
68,149	[1]	Univar, Inc.	2,034,929
39,898	[1]	Veritiv Corp.	1,145,073
		TOTAL	19,896,206
		Capital Goods—7.1%
37,829		Argan, Inc.	1,649,344
102,534		CECO Environmental Corp.	464,479
42,587	[1]	Chart Industries, Inc.	2,111,038
67,371	[1]	Generac Holdings, Inc.	3,296,463
125,286	[1]	Harsco Corp.	2,242,619
77,315		Hurco Co., Inc.	3,490,772
57,846	[1]	Kimball Electronics, Inc.	1,070,151
63,508	[1]	Mastec, Inc.	3,391,327
48,164	[1]	Proto Labs, Inc.	5,266,734
34,517	[1]	SPX Corp.	1,078,656
44,070		Spartan Motors, Inc.	590,538
96,968	[1]	Team, Inc.	1,648,456
137,300	[1]	Titan Machinery, Inc.	2,950,577
60,060		Wabash National Corp.	1,551,350
		TOTAL	30,802,504
		Consumer Cyclicals—13.7%
41,634	[1]	AutoWeb, Inc.	343,897
71,476		Big 5 Sporting Goods Corp.	403,839
58,703	[1]	Blucora, Inc.	1,432,353
180,255		Buckle, Inc.	3,614,113
31,997	[1]	Career Education Corp.	396,763
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
250,536		Chicos Fas, Inc.	$2,382,597
31,824		Children's Place, Inc./The	4,767,235
57,156	[1]	Cimpress NV	7,282,246
84,176		Deluxe Corp.	6,251,752
73,242	[1]	Express, Inc.	511,229
117,232	[1]	Fossil, Inc.	933,167
208,701	[1]	Francesca's Holdings Corp.	1,216,727
152,982	[1]	Gray Television, Inc.	2,501,256
88,711	[1]	K12, Inc.	1,539,136
38,627		Movado Group, Inc.	1,181,986
90,417		Nutri/System, Inc.	3,910,535
151,827		Office Depot, Inc.	493,438
16,484	[1]	Perry Ellis International, Inc.	395,286
58,336		Quad Graphics, Inc.	1,290,392
152,412		R.R. Donnelley & Sons Co.	1,245,206
86,340	[1]	Rush Enterprises, Inc.	4,666,677
87,441	[1]	Scientific Games Corp.	4,079,123
77,359		Tailored Brands, Inc.	1,871,314
251,483		Tile Shop Holdings, Inc.	2,351,366
169,666		Travelport Worldwide Ltd.	2,309,154
56,751	[1]	Yelp, Inc.	2,486,829
		TOTAL	59,857,616
		Consumer Durables—6.3%
120,824	[1]	Beazer Homes USA, Inc.	2,240,077
58,031	[1]	Caesar Stone SDOT Yam Ltd.	1,230,257
21,301	[1]	Cooper-Standard Holding, Inc.	2,653,892
150,279		Dana, Inc.	4,957,704
32,726	[1]	Installed Building Products, Inc.	2,354,636
37,948	[1]	iRobot Corp.	3,367,885
199,120		KB Home	6,276,262
81,122	[1]	Meritor, Inc.	2,213,008
21,526	[1]	RH	2,023,229
		TOTAL	27,316,950
		Consumer Staples—1.8%
180,175	[1]	GNC Holdings, Inc.	783,761
23,869		Libbey, Inc.	168,754
41,002		Sanderson Farms, Inc.	5,203,154
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
34,045	[1]	United Natural Foods, Inc.	$1,620,542
		TOTAL	7,776,211
		Energy—3.3%
16,074		Arch Coal, Inc.	1,446,821
142,827		Archrock, Inc.	1,328,291
66,105	[1]	Cloud Peak Energy, Inc.	330,525
79,728	[1]	Exterran Corp.	2,302,545
84,402		Gulf Island Fabrication, Inc.	1,088,786
70,802	[1]	Key Energy Services, Inc.	1,048,578
204,421	[1]	Now, Inc.	2,410,124
51,023	[1]	Unit Corp.	1,236,287
611,135	[1]	W&T Offshore, Inc.	2,957,893
89,417	[1]	Westmoreland Coal Co.	96,570
		TOTAL	14,246,420
		Financial Services—23.8%
12,925		1st Source Corp.	675,848
44,520		BancorpSouth Bank	1,493,646
35,534		Beneficial Mutual Bancorp, Inc.	577,428
251,271		CNO Financial Group, Inc.	6,178,754
4,909		Cathay Bancorp, Inc.	214,720
133,450		Charter Financial Corp.	2,566,243
6,695		Chemical Financial Corp.	391,055
9,590		Columbia Banking Systems, Inc.	413,137
46,072	[1]	Enova International, Inc.	824,689
20,760		Enterprise Financial Services Corp.	1,009,974
164,125	[1]	Everi Holdings, Inc.	1,270,327
251,245	[1]	Ezcorp, Inc., Class A	2,964,691
18,767	[1]	FCB Financial Holdings, Inc.	1,028,432
26,253		Farmers Capital Bank Corp.	1,031,743
22,793		Federal Agricultural Mortgage Association, Class C	1,829,138
23,382		Financial Institutions, Inc.	728,349
69,495		First Bancorp, Inc.	2,529,618
44,062		First Busey Corp.	1,365,041
5,839		First Citizens Bancshares, Inc., Class A	2,483,969
75,090		First Defiance Financial Corp.	4,172,000
6,901		First Financial Corp.	319,516
48,836		First Guaranty Bancshares, Inc.	1,284,387
21,815		First Merchants Corp.	941,535
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
124,151	[1]	First NBC Bank Holding Co.	$1,242
136,848		Fulton Financial Corp.	2,490,634
39,399		Hancock Holding Co.	2,115,726
40,909	[1]	Hometrust Bancshares, Inc.	1,037,043
29,427		Iberiabank Corp.	2,486,581
13,817		Lakeland Financial Corp.	664,183
311,365	[1]	MGIC Investment Corp.	4,614,429
133,451		Meridian Bancorp, Inc.	2,729,073
13,826		Meta Financial Group, Inc.	1,617,642
12,747		Midland States Bancorp, Inc.	409,051
30,902		National Bank Holdings Corp.	1,027,182
22,234	[1]	Nicolet Bankshares, Inc.	1,207,084
111,874		Old National Bancorp	1,935,420
32,031		Peapack-Gladstone Financial Corp.	1,137,741
17,312		Preferred Bank Los Angeles, CA	1,115,239
92,342		QCR Holdings, Inc.	4,049,197
19,647		Renasant Corp.	846,196
21,857		Republic Bancorp, Inc.	842,369
46,458		Sandy Spring Bancorp, Inc.	1,757,042
24,469	[1]	Seacoast Banking Corp. of Florida	631,056
43,218		Simmons 1st National Corp., Class A	2,543,379
11,241		South State Corp.	995,953
50,327		State Bank Financial Corp.	1,535,477
36,965		Sterling Bancorp	914,884
55,441		The Bank of NT Butterfield & Son Ltd.	2,228,174
19,439		TriCo Bancshares	718,854
26,895		Trustmark Corp.	854,992
43,231		UMB Financial Corp.	3,293,338
34,776		Umpqua Holdings Corp.	752,900
22,510		Union Bankshares Corp.	849,753
17,964		United Community Banks, Inc.	569,100
56,137		United Financial Bancorp, Inc.	940,856
54,532		Universal Insurance Holdings, Inc.	1,603,241
40,610		Univest Corp.	1,137,080
178,761		Valley National Bancorp	2,247,026
64,438		WSFS Financial Corp.	3,292,782
94,111		Waddell & Reed Financial, Inc., Class A	2,164,553
234,819		Waterstone Financial, Inc.	4,015,405
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
108,805		Western New England Bancorp, Inc.	$1,180,534
38,686		Wintrust Financial Corp.	3,323,127
		TOTAL	104,169,778
		Health Care—15.4%
66,205	[1,2]	Adeptus Health, Inc., Class A	0
87,900	[1]	AMAG Pharmaceutical, Inc.	1,261,365
92,399	[1]	American Renal Associates Holdings, Inc.	1,747,265
18,194	[1]	Bluebird Bio, Inc.	3,727,951
38,062	[1]	Cara Therapeutics, Inc.	558,369
335,234	[1]	DepoMed, Inc.	2,463,970
147,773	[1]	Emergent Biosolutions, Inc.	7,209,845
57,295	[1]	Inogen, Inc.	6,980,823
75,922	[1]	Intra-Cellular Therapies, Inc.	1,292,192
15,788	[1]	iRadimed Corp.	233,662
120,653	[1]	Lannett Co., Inc.	2,455,289
45,592	[1]	Lantheus Holdings, Inc.	1,048,616
49,074		LeMaitre Vascular, Inc.	1,707,775
68,165	[1]	Masimo Corp.	6,423,870
15,693		Medifast, Inc.	1,078,266
102,685	[1]	Merrimack Pharmaceuticals, Inc.	1,078,192
105,629	[1]	MiMedx Group, Inc.	1,769,286
27,841	[1]	Myokardia, Inc.	1,436,596
34,558	[1]	Nektar Therapeutics	2,889,394
15,088	[1]	Ophthotech Corp.	44,057
50,857	[1]	Orthofix International NV	2,921,226
148,018	[1]	PDL BioPharma, Inc.	408,530
71,401	[1]	PRA Health Sciences, Inc.	6,501,775
84,624		PetMed Express, Inc.	3,825,005
239,684	[1]	Sangamo BioSciences, Inc.	4,997,411
24,992	[1]	Sarepta Therapeutics, Inc.	1,637,976
45,618	[1]	Tetraphase Pharmaceuticals, Inc.	266,409
37,737	[1]	Tivity Health, Inc.	1,462,309
		TOTAL	67,427,424
		Information Technology—14.9%
36,220	[1]	Advanced Energy Industries, Inc.	2,576,329
26,827		Bel Fuse, Inc.	551,295
22,844		Belden, Inc.	1,936,486
15,230		Black Box Corp.	53,305
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
54,454		Cabot Microelectronics Corp.	$5,548,318
28,686	[1]	Cirrus Logic, Inc.	1,421,965
58,558		Cohu, Inc.	1,333,366
60,289	[1]	Commvault Systems, Inc.	3,216,418
34,513		Convergys Corp.	803,117
99,247	[1]	Cray, Inc.	2,406,740
76,797	[1]	Diodes, Inc.	2,164,907
80,964	[1]	FormFactor, Inc.	1,161,833
38,241	[1]	Integrated Device Technology, Inc.	1,143,406
61,767		MKS Instruments, Inc.	6,318,764
52,513		Monolithic Power Systems	6,255,349
30,022	[1]	Paycom Software, Inc.	2,751,216
54,670	[1]	Proofpoint, Inc.	5,577,433
62,550	[1]	Qualys, Inc.	3,909,375
33,945	[1]	Silicon Laboratories, Inc.	3,265,509
87,869	[1]	Syntel, Inc.	1,981,446
120,089	[1]	TTM Technologies	1,980,268
2,927		Universal Display Corp.	466,564
17,187	[1]	Varonis Systems, Inc.	933,254
199,396		Vishay Intertechnology, Inc.	4,376,742
136,344	[1]	Web.com Group Inc.	3,169,998
		TOTAL	65,303,403
		Public Utilities—4.4%
479,167		Frontier Communications Corp.	3,924,378
107,882		ONE Gas, Inc.	7,641,282
180,460		Portland General Electric Co.	7,642,481
		TOTAL	19,208,141
		Transportation—1.7%
66,669		Greenbrier Cos., Inc.	3,343,450
186,799	[1]	Overseas Shipholding Group, Inc.	394,146
55,422	[1]	Radiant Logistics, Inc.	266,580
92,545		Teekay Tankers Ltd., Class A	117,532
36,086	[1]	XPO Logistics, Inc.	3,407,962
		TOTAL	7,529,670
		TOTAL COMMON STOCKS (IDENTIFIED COST $388,778,110)	423,534,323
Semi-Annual Shareholder Report
8

Shares			Value
		INVESTMENT COMPANY—3.8%
16,535,133	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[4] (IDENTIFIED COST $16,534,190)	$16,535,133
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $405,312,300)[5]	440,069,456
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(3,350,908)
		TOTAL NET ASSETS—100%	$436,718,548
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	7,980,640
Purchases/Additions	101,825,685
Sales/Reductions	(93,271,192)
Balance of Shares Held 1/31/2018	16,535,133
Value	$16,535,133
Change in Unrealized Appreciation/Depreciation	$892
Net Realized Gain/(Loss)	$(2,036)
Dividend Income	$61,640
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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9

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$414,845,512	$—	$0	$414,845,512
International	8,688,811	—	—	8,688,811
Investment Company	16,535,133	—	—	16,535,133
TOTAL SECURITIES	$440,069,456	$—	$0	$440,069,456
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.69	$15.08	$15.66	$15.07	$13.70	$9.52
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.02)[1]	0.03[1]	(0.05)[1]	(0.12)[1]	(0.01)[1]
Net realized and unrealized gain on investments	2.09	3.78	1.02	1.57	1.49	4.19
TOTAL FROM INVESTMENT OPERATIONS	2.11	3.76	1.05	1.52	1.37	4.18
Less Distributions:
Distributions from net realized gain on investments	(0.87)	(0.15)	(1.63)	(0.93)	—	—
Net Asset Value, End of Period	$19.93	$18.69	$15.08	$15.66	$15.07	$13.70
Total Return[2]	11.45%	24.97%	7.90%	10.22%	10.00%	43.91%
Ratios to Average Net Assets:
Net expenses	1.14%[3]	1.14%	1.13%	1.48%	1.70%	1.70%
Net investment income (loss)	0.18%[3]	(0.13)%	0.19%	(0.35)%	(0.77)%	(0.05)%
Expense waiver/reimbursement[4]	0.38%[3]	0.55%	1.10%	0.76%	0.52%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,650	$37,031	$13,035	$7,160	$5,346	$3,694
Portfolio turnover	26%	91%	189%	166%	174%	184%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.83	$13.70	$14.48	$14.10	$12.91	$9.04
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.14)[1]	(0.07)[1]	(0.16)[1]	(0.21)[1]	(0.09)[1]
Net realized and unrealized gain on investments	1.89	3.42	0.92	1.47	1.40	3.96
TOTAL FROM INVESTMENT OPERATIONS	1.84	3.28	0.85	1.31	1.19	3.87
Less Distributions:
Distributions from net realized gain on investments	(0.87)	(0.15)	(1.63)	(0.93)	—	—
Net Asset Value, End of Period	$17.80	$16.83	$13.70	$14.48	$14.10	$12.91
Total Return[2]	11.11%	23.98%	7.12%	9.41%	9.22%	42.81%
Ratios to Average Net Assets:
Net expenses	1.89%[3]	1.89%	1.88%	2.28%	2.45%	2.45%
Net investment income (loss)	(0.56)%[3]	(0.89)%	(0.56)%	(1.11)%	(1.50)%	(0.81)%
Expense waiver/reimbursement[4]	0.41%[3]	0.57%	1.11%	0.72%	0.54%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,458	$15,223	$3,422	$3,031	$3,338	$2,636
Portfolio turnover	26%	91%	189%	166%	174%	184%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.30	$15.54	$16.04	$15.38	$13.94	$9.67
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.02[1]	0.06[1]	(0.02)[1]	(0.08)[1]	0.03[1]
Net realized and unrealized gain on investments	2.17	3.90	1.07	1.61	1.52	4.24
TOTAL FROM INVESTMENT OPERATIONS	2.21	3.92	1.13	1.59	1.44	4.27
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gain on investments	(0.87)	(0.16)	(1.63)	(0.93)	—	—
TOTAL DISTRIBUTIONS	(0.89)	(0.16)	(1.63)	(0.93)	—	—
Net Asset Value, End of Period	$20.62	$19.30	$15.54	$16.04	$15.38	$13.94
Total Return[2]	11.63%	25.24%	8.24%	10.48%	10.33%	44.16%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.89%	0.88%	1.26%	1.45%	1.45%
Net investment income (loss)	0.43%[3]	0.10%	0.43%	(0.11)%	(0.51)%	0.23%
Expense waiver/reimbursement[4]	0.37%[3]	0.53%	1.11%	0.74%	0.52%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$349,259	$179,219	$24,529	$20,504	$21,486	$14,084
Portfolio turnover	26%	91%	189%	166%	174%	184%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$19.30	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)	0.04	0.01	(0.01)[2]
Net realized and unrealized gain on investments	2.18	3.91	1.67
TOTAL FROM INVESTMENT OPERATIONS	2.22	3.92	1.66
Less Distributions:
Distributions from net investment income	(0.03)	—	—
Distributions from net realized gain on investments	(0.87)	(0.16)	—
TOTAL DISTRIBUTIONS	(0.90)	(0.16)	—
Net Asset Value, End of Period	$20.62	$19.30	$15.54
Total Return[3]	11.64%	25.24%	11.96%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%	0.87%[4]
Net investment income (loss)	0.42%[4]	0.04%	(0.04)%[4]
Expense waiver/reimbursement[5]	0.30%[4]	0.41%	0.97%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,351	$1,017	$0[6]
Portfolio turnover	26%	91%	189%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $16,535,133 of investment in an affiliated holding (identified cost $405,312,300)		$440,069,456
Cash		675,127
Income receivable		107,421
Receivable for shares sold		2,495,108
TOTAL ASSETS		443,347,112
Liabilities:
Payable for investments purchased	$5,713,855
Payable for shares redeemed	747,016
Payable to adviser (Note 5)	8,467
Payable for administrative fees (Note 5)	965
Payable for Directors'/Trustees' fees (Note 5)	510
Payable for distribution services fee (Note 5)	12,684
Payable for other service fees (Notes 2 and 5)	30,492
Accrued expenses (Note 5)	114,575
TOTAL LIABILITIES		6,628,564
Net assets for 21,440,553 shares outstanding		$436,718,548
Net Assets Consist of:
Paid-in capital		$395,580,120
Net unrealized appreciation of investments		34,757,156
Accumulated net realized gain on investments		6,201,849
Undistributed net investment income		179,423
TOTAL NET ASSETS		$436,718,548
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($60,649,702 ÷ 3,042,441 shares outstanding), no par value, unlimited shares authorized	$19.93
Offering price per share (100/94.50 of $19.93)	$21.09
Redemption proceeds per share	$19.93
Class C Shares:
Net asset value per share ($20,458,419 ÷ 1,149,646 shares outstanding), no par value, unlimited shares authorized	$17.80
Offering price per share	$17.80
Redemption proceeds per share (99.00/100 of $17.80)	$17.62
Institutional Shares:
Net asset value per share ($349,259,160 ÷ 16,940,459 shares outstanding), no par value, unlimited shares authorized	$20.62
Offering price per share	$20.62
Redemption proceeds per share	$20.62
Class R6 Shares:
Net asset value per share ($6,351,267 ÷ 308,007 shares outstanding), no par value, unlimited shares authorized	$20.62
Offering price per share	$20.62
Redemption proceeds per share	$20.62
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Dividends (including $61,640 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $66)			$2,089,364
Expenses:
Investment adviser fee (Note 5)		$1,563,074
Administrative fee (Note 5)		126,351
Custodian fees		10,759
Transfer agent fee (Note 2)		139,277
Directors'/Trustees' fees (Note 5)		1,818
Auditing fees		13,309
Legal fees		4,634
Portfolio accounting fees		49,604
Distribution services fee (Note 5)		65,774
Other service fees (Notes 2 and 5)		79,218
Share registration costs		49,583
Printing and postage		22,208
Miscellaneous (Note 5)		12,990
TOTAL EXPENSES		2,138,599
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(484,920)
Reimbursement of other operating expenses (Notes 2 and 5)	(103,598)
TOTAL WAIVER AND REIMBURSEMENTS		(588,518)
Net expenses			1,550,081
Net investment income			539,283
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(2,036) on sales of investments in an affiliated holding)			12,435,240
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $892 on investments in an affiliated holding)			20,853,704
Net realized and unrealized gain on investments			33,288,944
Change in net assets resulting from operations			$33,828,227
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$539,283	$(29,946)
Net realized gain on investments	12,435,240	10,729,386
Net change in unrealized appreciation/depreciation of investments	20,853,704	10,955,971
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,828,227	21,655,411
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(354,320)	—
Class R6 Shares	(5,540)	—
Distributions from net realized gain on investments
Class A Shares	(2,288,663)	(229,905)
Class C Shares	(894,219)	(64,270)
Institutional Shares	(11,803,798)	(525,114)
Class R6 Shares	(183,980)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,530,520)	(819,290)
Share Transactions:
Proceeds from sale of shares	220,487,375	234,400,654
Net asset value of shares issued to shareholders in payment of distributions declared	15,027,304	801,641
Cost of shares redeemed	(49,583,567)	(64,535,560)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	185,931,112	170,666,735
Change in net assets	204,228,819	191,502,856
Net Assets:
Beginning of period	232,489,729	40,986,873
End of period (including undistributed net investment income of $179,423 and $0, respectively)	$436,718,548	$232,489,729
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report
19

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $588,518 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$22,283	$(17,086)
Class C Shares	11,525	(9,312)
Institutional Shares	105,258	(77,200)
Class R6 Shares	211	—
TOTAL	$139,277	$(103,598)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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21

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$57,520
Class C Shares	21,698
TOTAL	$79,218
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
22

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,471,856	$29,017,121	2,543,276	$44,263,084
Shares issued to shareholders in payment of distributions declared	114,322	2,215,556	12,847	227,778
Shares redeemed	(525,394)	(10,219,568)	(1,438,730)	(25,497,861)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,060,784	$21,013,109	1,117,393	$18,993,001

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	310,062	$5,426,781	844,369	$13,376,009
Shares issued to shareholders in payment of distributions declared	51,304	888,075	3,710	59,508
Shares redeemed	(116,120)	(1,997,134)	(193,490)	(3,060,689)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	245,246	$4,317,722	654,589	$10,374,828

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,903,881	$180,702,030	9,680,146	$175,632,372
Shares issued to shareholders in payment of distributions declared	584,818	11,734,158	28,142	514,355
Shares redeemed	(1,835,225)	(37,001,146)	(2,000,149)	(35,852,755)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,653,474	$155,435,042	7,708,139	$140,293,972

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	263,719	$5,341,443	59,333	$1,129,189
Shares issued to shareholders in payment of distributions declared	9,445	189,515	—	—
Shares redeemed	(17,862)	(365,719)	(6,635)	(124,255)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	255,302	$5,165,239	52,698	$1,004,934
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,214,806	$185,931,112	9,532,819	$170,666,735
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4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $405,312,300. The net unrealized appreciation of investments for federal tax purposes was $34,757,156. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,822,700 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,065,544.
At July 31, 2017, the Fund had a capital loss carryforward of $268,637 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$268,637	NA	$268,637
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $480,268 of its fee and voluntarily reimbursed $103,598 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser reimbursed $4,652.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$65,774
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2018, FSC retained $36,061 of fees paid by the Fund. For the six months ended January 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $353 of the other service fees disclosed in Note 2.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC retained $8,587 in sales charges from the sale of Class A Shares. FSC also retained $3,114 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018 ; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2018, were as follows:
Purchases	$245,434,276
Sales	$79,444,264
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,114.50	$6.08
Class C Shares	$1,000	$1,111.10	$10.06
Institutional Shares	$1,000	$1,116.30	$4.75
Class R6 Shares	$1,000	$1,116.40	$4.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.80
Class C Shares	$1,000	$1,015.70	$9.60
Institutional Shares	$1,000	$1,020.70	$4.53
Class R6 Shares	$1,000	$1,020.80	$4.48
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.89%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. This change was intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | QASGX	B | QBSGX	C | QCSGX
	Institutional | QISGX	R6 | QLSGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	24.3%
Information Technology	20.0%
Consumer Cyclicals	17.6%
Financial Services	10.9%
Capital Goods	8.7%
Consumer Durables	7.2%
Basic Industries	5.0%
Consumer Staples	2.3%
Transportation	1.0%
Other[2]	0.4%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.4%
		Basic Industries—5.0%
39,370	[1]	Ferro Corp.	$925,981
17,281		Global Brass & Copper Holdings, Inc.	555,584
30,160		KMG Chemicals, Inc.	1,832,220
69,885		Knoll, Inc.	1,603,162
12,257	[1]	Koppers Holdings, Inc.	561,371
21,747		Kronos Worldwide, Inc.	596,955
159,989	[1]	Louisiana-Pacific Corp.	4,737,274
19,552	[1]	Rogers Corp.	3,221,779
65,555	[1]	Univar, Inc.	1,957,472
36,401		Worthington Industries, Inc.	1,702,111
		TOTAL	17,693,909
		Capital Goods—8.7%
37,546		Argan, Inc.	1,637,006
32,668		Comfort Systems USA, Inc.	1,391,657
5,816		Curtiss Wright Corp.	759,919
41,524	[1]	DXP Enterprises, Inc.	1,420,536
10,799		EnPro Industries, Inc.	950,204
60,531	[1]	Generac Holdings, Inc.	2,961,782
47,418		H&E Equipment Services, Inc.	1,867,321
97,321	[1]	Harsco Corp.	1,742,046
64,027		Kennametal, Inc.	3,123,237
46,432	[1]	Mastec, Inc.	2,479,469
44,797	[1]	Novoste Corp.	2,593,746
45,549	[1]	Proto Labs, Inc.	4,980,783
27,837		Raven Industries, Inc.	1,073,116
48,902	[1]	SPX Corp.	1,528,187
39,654	[1]	Team, Inc.	674,118
57,370		Wabash National Corp.	1,481,867
		TOTAL	30,664,994
		Consumer Cyclicals—17.6%
24,118	[1]	Avis Budget Group, Inc.	1,084,345
48,330		Big Lots, Inc.	2,937,497
20,489		Brady (W.H.) Co.	783,704
290,568		Chicos Fas, Inc.	2,763,302
14,315		Children's Place, Inc./The	2,144,387
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
36,823	[1]	Cimpress NV	$4,691,618
76,006	[1]	CROCs, Inc.	1,026,841
76,819		Deluxe Corp.	5,705,347
48,088		DineEquity, Inc.	2,663,114
32,703	[1]	Five Below, Inc.	2,123,406
102,037	[1]	Francesca's Holdings Corp.	594,876
91,976	[1]	Gray Television, Inc.	1,503,808
55,317	[1]	Groupon, Inc.	292,627
42,400	[1]	GrubHub, Inc.	3,063,400
27,932		Hackett Group, Inc.	447,191
19,854		KForce Com, Inc.	515,211
35,186	[1]	MSG Networks, Inc.	844,464
45,173		Nutri/System, Inc.	1,953,732
58,432	[1]	Ollie's Bargain Outlet Holding, Inc.	3,245,898
11,334	[1]	On Assignment, Inc.	867,844
69,302	[1]	Penn National Gaming, Inc.	2,211,427
12,214	[1]	Planet Fitness, Inc.	412,345
85,250		Quad Graphics, Inc.	1,885,730
73,046	[1]	Rush Enterprises, Inc.	3,948,136
70,497	[1]	Scientific Games Corp.	3,288,685
77,202	[1]	Shutterfly, Inc.	5,261,316
32,742		Tailored Brands, Inc.	792,029
142,917		Travelport Worldwide Ltd.	1,945,100
98,036	[1]	Vonage Holdings Corp.	1,097,023
42,725	[1]	Yelp, Inc.	1,872,210
		TOTAL	61,966,613
		Consumer Durables—7.2%
13,827		Bassett Furniture Industries, Inc.	469,427
18,486	[1]	Beacon Roofing Supply, Inc.	1,118,403
90,210	[1]	Commercial Vehicle Group, Inc.	1,115,898
11,090	[1]	Cooper-Standard Holding, Inc.	1,381,703
101,094		Dana, Inc.	3,335,091
31,320	[1]	Installed Building Products, Inc.	2,253,474
32,631	[1]	iRobot Corp.	2,896,001
88,275		M.D.C. Holdings, Inc.	2,975,750
21,986	[1]	RH	2,066,464
79,612		Steelcase, Inc., Class A	1,237,967
20,928	[1]	Stoneridge, Inc.	509,387
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Consumer Durables—continued
122,257	[1]	Taylor Morrison Home Corp., Class A	$3,108,995
3,106	[1]	Trex Co., Inc.	346,599
65,745		Universal Forest Products, Inc.	2,454,261
		TOTAL	25,269,420
		Consumer Staples—2.3%
51,528	[1]	Chefs Warehouse, Inc.	1,048,595
163,170	[1]	GNC Holdings, Inc.	709,789
25,656	[1]	Helen of Troy Ltd.	2,389,856
52,750		Libbey, Inc.	372,943
7,021	[1]	The Boston Beer Co., Inc., Class A	1,332,937
31,595	[1]	USANA Health Sciences, Inc.	2,358,567
		TOTAL	8,212,687
		Energy—0.4%
17,621		Ormat Technologies, Inc.	1,234,880
15,133	[1]	Par Petroleum Corp.	275,875
86,100	[1]	Rentech, Inc.	1,300
		TOTAL	1,512,055
		Financial Services—10.9%
55,615	[1]	Allegiance Bancshares, Inc.	2,246,846
27,937		Artisan Partners Asset Management, Inc.	1,093,734
152,932		Blue Hills Bancorp, Inc.	2,951,588
3,578		CPI Card Group, Inc.	10,340
85,454	[1]	Enova International, Inc.	1,529,627
70,992	[1]	Essent Group Ltd.	3,302,548
179,611	[1]	Everi Holdings, Inc.	1,390,189
11,732		Financial Engines, Inc.	333,775
45,102	[1]	Green Dot Corp.	2,762,949
46,840		Guaranty Bancshares, Inc.	1,482,954
76,336		Hamilton Lane, Inc.	2,845,806
5,710		Hingham Institution for Savings	1,237,471
26,230		LegacyTexas Financial Group, Inc.	1,155,169
31,313		Liberty Tax, Inc.	322,524
108,722		National Bank Holdings Corp.	3,613,919
13,459	[1]	National Commerce Corp.	610,366
77,740		OM Asset Management PLC	1,390,769
34,590		Primerica, Inc.	3,493,590
9,659	[1]	Texas Capital Bancshares, Inc.	915,673
90,462		The Bank of NT Butterfield & Son Ltd.	3,635,668
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
69,501		Universal Insurance Holdings, Inc.	$2,043,329
		TOTAL	38,368,834
		Health Care—24.3%
51,904	[1,2]	Adeptus Health, Inc., Class A	0
9,528	[1]	Aerie Pharmaceuticals, Inc.	522,611
97,789	[1]	American Renal Associates Holdings, Inc.	1,849,190
63,427	[1]	Amicus Therapeutics, Inc.	1,028,786
21,880	[1]	Assembly Biosciences, Inc.	1,032,298
11,669	[1]	Bluebird Bio, Inc.	2,390,978
14,889	[1]	Blueprint Medicines Corp.	1,171,020
8,685	[1]	Cambrex Corp.	489,400
15,307		Cantel Medical Corp.	1,698,006
101,510	[1]	Care.com, Inc.	1,861,693
64,610	[1]	ChemoCentryx, Inc.	604,104
37,898	[1]	Concert Pharmaceuticals, Inc.	760,992
51,126	[1]	Cutera, Inc.	2,535,850
68,657	[1]	Cytomx Therapeutics, Inc.	1,836,575
253,046	[1]	DepoMed, Inc.	1,859,888
103,610	[1]	Emergent Biosolutions, Inc.	5,055,132
151,389	[1]	Enzo Biochem, Inc.	1,114,223
4,643	[1]	Esperion Therapeutics, Inc.	336,664
14,078	[1]	Exact Sciences Corp.	699,817
18,903	[1]	Global Blood Therapeutics, Inc.	1,094,484
5,326	[1]	Haemonetics Corp.	344,326
79,086	[1]	Halozyme Therapeutics, Inc.	1,477,326
51,674	[1]	HealthEquity, Inc.	2,615,738
28,927		HealthSouth Corp.	1,530,817
62,627	[1]	Heron Therapeutics, Inc.	1,355,875
1,891	[1]	ICU Medical, Inc.	432,944
125,660	[1]	Innoviva, Inc.	1,833,379
33,713	[1]	Inogen, Inc.	4,107,592
37,152	[1]	Insmed, Inc.	945,147
22,277	[1]	Insulet Corp.	1,704,859
51,862	[1]	Intra-Cellular Therapies, Inc.	882,691
16,842	[1]	iRadimed Corp.	249,262
46,836	[1]	Lantheus Holdings, Inc.	1,077,228
26,483		LeMaitre Vascular, Inc.	921,608
13,498	[1]	Ligand Pharmaceuticals, Inc., Class B	2,127,555
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
56,383	[1]	Lipocine, Inc.	$74,426
56,452	[1]	Masimo Corp.	5,320,036
15,193		Medifast, Inc.	1,043,911
95,169	[1]	MiMedx Group, Inc.	1,594,081
9,148	[1]	Molina Healthcare, Inc.	835,761
45,027	[1]	Nektar Therapeutics	3,764,707
6,733	[1]	NuVasive, Inc.	329,042
50,473	[1]	Orthofix International NV	2,899,169
103,029	[1]	PDL BioPharma, Inc.	284,360
68,045	[1]	PRA Health Sciences, Inc.	6,196,178
24,850	[1]	PTC Therapeutics, Inc.	653,306
50,279		PetMed Express, Inc.	2,272,611
40,201	[1]	Prestige Brands Holdings, Inc.	1,681,608
43,571	[1]	Protagonist Therapeutics, Inc.	996,033
36,491	[1]	Quorum Health Corp.	225,149
30,285	[1]	Revance Therapeutics, Inc.	978,205
10,870	[1]	SAGE Therapeutics, Inc.	2,063,126
118,015	[1]	Sangamo BioSciences, Inc.	2,460,613
22,171	[1]	Sarepta Therapeutics, Inc.	1,453,087
14,549	[1]	Weight Watchers International, Inc.	935,355
		TOTAL	85,608,822
		Information Technology—20.0%
22,304	[1]	Acxiom Corp.	603,769
44,020	[1]	Advanced Energy Industries, Inc.	3,131,143
13,611	[1]	Alteryx, Inc.	372,941
30,355	[1]	AppFolio, Inc.	1,285,534
4,562	[1]	Aspen Technology, Inc.	353,327
6,107		Belden, Inc.	517,690
15,909	[1]	Bottomline Technologies, Inc.	580,679
11,323		Brooks Automation, Inc.	315,912
16,531		CSG Systems International, Inc.	746,705
25,134		Cabot Microelectronics Corp.	2,560,903
37,801	[1]	Cirrus Logic, Inc.	1,873,796
27,309	[1]	Commvault Systems, Inc.	1,456,935
36,479		Convergys Corp.	848,866
25,385	[1]	EPAM Systems, Inc.	2,982,230
25,090		Ebix, Inc.	2,059,889
57,623		Entegris, Inc.	1,875,629
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
18,860	[1]	Everbridge, Inc.	$608,801
39,486	[1]	Extreme Networks, Inc.	593,475
24,068	[1]	Five9, Inc.	626,009
93,027	[1]	FormFactor, Inc.	1,334,937
45,250	[1]	Hortonworks, Inc.	902,737
3,343	[1]	HubSpot, Inc.	324,438
29,695	[1]	Imperva, Inc.	1,299,156
17,144	[1]	Inovalon Holdings, Inc.	222,872
43,408	[1]	Instructure, Inc.	1,558,347
13,282	[1]	Integrated Device Technology, Inc.	397,132
45,450		MKS Instruments, Inc.	4,649,535
7,913	[1]	Microsemi Corp.	488,944
42,261	[1]	Mitek Systems, Inc.	329,636
34,919		Monolithic Power Systems	4,159,551
20,308	[1]	Nanometrics, Inc.	503,029
29,448	[1]	Paycom Software, Inc.	2,698,615
32,895	[1]	Paylocity Corp.	1,720,080
58,353		Progress Software Corp.	2,907,730
45,791	[1]	Proofpoint, Inc.	4,671,598
82,455	[1]	Pure Storage, Inc.	1,660,644
21,569	[1]	Qualys, Inc.	1,348,062
32,488	[1]	RealPage, Inc.	1,616,278
38,228	[1]	RingCentral, Inc.	2,075,780
22,361	[1]	SPS Commerce, Inc.	1,176,189
37,248	[1]	Silicon Laboratories, Inc.	3,583,258
68,402	[1]	Syntel, Inc.	1,542,465
67,693		TTEC Holdings, Inc.	2,687,412
5,401		Universal Display Corp.	860,919
20,277	[1]	Varonis Systems, Inc.	1,101,041
60,491	[1]	Web.com Group, Inc.	1,406,416
		TOTAL	70,621,034
		Transportation—1.0%
22,727		Brinks Co. (The)	1,895,432
35,091		Hawaiian Holdings, Inc.	1,310,649
108,742	[1]	Radiant Logistics, Inc.	523,049
		TOTAL	3,729,130
		TOTAL COMMON STOCKS (IDENTIFIED COST $293,192,555)	343,647,498
Semi-Annual Shareholder Report
8

Shares			Value
		INVESTMENT COMPANY—1.8%
6,480,806	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[4] (IDENTIFIED COST $6,480,448)	$6,480,806
		TOTAL INVESTMENT IN SECURITIES-99.2% (IDENTIFIED COST $299,673,003)[5]	350,128,304
		OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	2,793,084
		TOTAL NET ASSETS—100%	$352,921,388
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	5,448,430
Purchases/Additions	82,332,779
Sales/Reductions	(81,300,403)
Balance of Shares Held 1/31/2018	6,480,806
Value	$6,480,806
Change in Unrealized Appreciation/Depreciation	$316
Net Realized Gain/(Loss)	$(2,246)
Dividend Income	$50,963
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$330,474,244	$—	$0	$330,474,244
International	13,173,254	—	—	13,173,254
Investment Company	6,480,806	—	—	6,480,806
TOTAL SECURITIES	$350,128,304	$—	$0	$350,128,304
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.89	$17.66	$20.49	$17.39	$16.12	$11.93
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.08)	(0.06)	(0.12)	(0.18)	(0.07)
Net realized and unrealized gain on investments	3.16	4.63	0.32	3.22	1.45	4.26
TOTAL FROM INVESTMENT OPERATIONS	3.10	4.55	0.26	3.10	1.27	4.19
Less Distributions:
Distributions from net realized gain on investments	(1.20)	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$23.79	$21.89	$17.66	$20.49	$17.39	$16.12
Total Return[2]	14.45%	26.00%	2.30%	17.83%	7.88%	35.12%
Ratios to Average Net Assets:
Net expenses	1.14%[3]	1.15%	1.13%	1.54%	1.75%	1.75%
Net investment income (loss)	(0.48)%[3]	(0.39)%	(0.34)%	(0.66)%	(1.05)%	(0.49)%
Expense waiver/reimbursement[4]	0.46%[3]	0.70%	1.00%	0.61%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,388	$47,681	$29,707	$32,136	$29,690	$30,187
Portfolio turnover	31%	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.30	$16.53	$19.51	$16.69	$15.58	$11.62
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.20)	(0.18)	(0.25)	(0.30)	(0.17)
Net realized and unrealized gain on investments	2.92	4.29	0.29	3.07	1.41	4.13
TOTAL FROM INVESTMENT OPERATIONS	2.79	4.09	0.11	2.82	1.11	3.96
Less Distributions:
Distributions from net realized gain on investments	(1.20)	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$21.89	$20.30	$16.53	$19.51	$16.69	$15.58
Total Return[2]	14.06%	24.98%	1.58%	16.90%	7.12%	34.08%
Ratios to Average Net Assets:
Net expenses	1.89%[3]	1.90%	1.88%	2.27%	2.50%	2.50%
Net investment income (loss)	(1.21)%[3]	(1.13)%	(1.09)%	(1.38)%	(1.79)%	(1.25)%
Expense waiver/reimbursement[4]	0.44%[3]	0.62%	0.99%	0.63%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,195	$1,373	$1,899	$2,327	$1,842	$2,016
Portfolio turnover	31%	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.69	$16.03	$19.03	$16.27	$15.19	$11.33
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.21)	(0.17)	(0.25)	(0.30)	(0.16)
Net realized and unrealized gain on investments	2.82	4.19	0.26	3.01	1.38	4.02
TOTAL FROM INVESTMENT OPERATIONS	2.69	3.98	0.09	2.76	1.08	3.86
Less Distributions:
Distributions from net realized gain on investments	(1.20)	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$21.18	$19.69	$16.03	$19.03	$16.27	$15.19
Total Return[2]	13.98%	25.08%	1.51%	16.96%	7.11%	34.07%
Ratios to Average Net Assets:
Net expenses	1.89%[3]	1.90%	1.88%	2.31%	2.50%	2.50%
Net investment income (loss)	(1.23)%[3]	(1.15)%	(1.09)%	(1.44)%	(1.79)%	(1.24)%
Expense waiver/reimbursement[4]	0.48%[3]	0.66%	1.00%	0.59%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,475	$10,007	$3,941	$3,571	$4,608	$4,912
Portfolio turnover	31%	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.67	$18.24	$21.01	$17.79	$16.44	$12.14
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.03)	(0.02)	(0.08)	(0.14)	(0.03)
Net realized and unrealized gain on investments	3.28	4.78	0.34	3.30	1.49	4.33
TOTAL FROM INVESTMENT OPERATIONS	3.25	4.75	0.32	3.22	1.35	4.30
Less Distributions:
Distributions from net realized gain on investments	(1.20)	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$24.72	$22.67	$18.24	$21.01	$17.79	$16.44
Total Return[2]	14.62%	26.27%	2.56%	18.10%	8.21%	35.42%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.90%	0.88%	1.30%	1.50%	1.50%
Net investment income (loss)	(0.25)%[3]	(0.15)%	(0.09)%	(0.43)%	(0.80)%	(0.24)%
Expense waiver/reimbursement[4]	0.46%[3]	0.63%	0.99%	0.60%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$210,024	$112,742	$43,337	$36,706	$37,253	$31,179
Portfolio turnover	31%	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$22.67	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.01)	(0.07)
Net realized and unrealized gain on investments	3.27	4.76	2.06
TOTAL FROM INVESTMENT OPERATIONS	3.24	4.75	1.99
Less Distributions:
Distributions from net realized gain on investments	(1.20)	(0.32)	—
Net Asset Value, End of Period	$24.71	$22.67	$18.24
Total Return[3]	14.58%	26.27%	12.25%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%	0.87%[4]
Net investment income (loss)	(0.24)%[4]	(0.04)%	(0.41)%[4]
Expense waiver/reimbursement[5]	0.35%[4]	0.42%	0.66%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,839	$24,795	$0[6]
Portfolio turnover	31%	118%	198%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $6,480,806 of investment in an affiliated holding (identified cost $299,673,003)		$350,128,304
Income receivable		22,820
Receivable for investments sold		602,209
Receivable for shares sold		3,997,037
TOTAL ASSETS		354,750,370
Liabilities:
Payable for investments purchased	$1,163,087
Payable for shares redeemed	469,877
Payable to adviser (Note 5)	6,414
Payable for administrative fees (Note 5)	774
Payable for transfer agent fee	51,586
Payable for Directors'/Trustees' fees (Note 5)	484
Payable for distribution services fee (Note 5)	9,118
Payable for other service fees (Notes 2 and 5)	38,865
Accrued expenses (Note 5)	88,777
TOTAL LIABILITIES		1,828,982
Net assets for 14,491,292 shares outstanding		$352,921,388
Net Assets Consist of:
Paid-in capital		$297,441,539
Net unrealized appreciation of investments		50,455,301
Accumulated net realized gain on investments		5,491,126
Accumulated net investment income (loss)		(466,578)
TOTAL NET ASSETS		$352,921,388
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($73,388,398 ÷ 3,085,026 shares outstanding), no par value, unlimited shares authorized	$23.79
Offering price per share (100/94.50 of $23.79)	$25.17
Redemption proceeds per share	$23.79
Class B Shares:
Net asset value per share ($1,194,810 ÷ 54,593 shares outstanding), no par value, unlimited shares authorized	$21.89
Offering price per share	$21.89
Redemption proceeds per share (94.50/100 of $21.89)	$20.69
Class C Shares:
Net asset value per share ($13,474,978 ÷ 636,158 shares outstanding), no par value, unlimited shares authorized	$21.18
Offering price per share	$21.18
Redemption proceeds per share (99.00/100 of $21.18)	$20.97
Institutional Shares:
Net asset value per share ($210,024,138 ÷ 8,496,280 shares outstanding), no par value, unlimited shares authorized	$24.72
Offering price per share	$24.72
Redemption proceeds per share	$24.72
Class R6 Shares:
Net asset value per share ($54,839,064 ÷ 2,219,235 shares outstanding), no par value, unlimited shares authorized	$24.71
Offering price per share	$24.71
Redemption proceeds per share	$24.71
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Dividends (including $50,963 received from an affiliated holding, see footnotes to Portfolio of Investments)			$862,770
Expenses:
Investment adviser fee (Note 5)		$1,320,153
Administrative fee (Note 5)		106,706
Custodian fees		12,194
Transfer agent fee (Note 2)		187,771
Directors'/Trustees' fees (Note 5)		1,686
Auditing fees		13,310
Legal fees		4,571
Portfolio accounting fees		50,824
Distribution services fee (Note 5)		47,412
Other service fees (Notes 2 and 5)		95,355
Share registration costs		41,132
Printing and postage		25,985
Miscellaneous (Note 5)		13,427
TOTAL EXPENSES		1,920,526
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(463,793)
Reimbursement of other operating expenses (Notes 2 and 5)	(127,547)
TOTAL WAIVER AND REIMBURSEMENTS		(591,340)
Net expenses			1,329,186
Net investment income (loss)			(466,416)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $(2,246) on sales of investments in an affiliated holding)			7,493,209
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $316 on investments in an affiliated fund holding)			31,108,513
Net realized and unrealized gain on investments			38,601,722
Change in net assets resulting from operations			$38,135,306
See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(466,416)	$(337,046)
Net realized gain on investments	7,493,209	13,281,149
Net change in unrealized appreciation/depreciation of investments	31,108,513	14,277,460
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,135,306	27,221,563
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(3,459,083)	(608,834)
Class B Shares	(70,571)	(28,737)
Class C Shares	(676,386)	(90,792)
Institutional Shares	(8,159,743)	(885,123)
Class R6 Shares	(2,195,623)	(1,745)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,561,406)	(1,615,231)
Share Transactions:
Proceeds from sale of shares	161,484,195	137,690,879
Net asset value of shares issued to shareholders in payment of distributions declared	14,092,088	1,552,186
Cost of shares redeemed	(42,826,083)	(47,136,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	132,750,200	92,106,533
Change in net assets	156,324,100	117,712,865
Net Assets:
Beginning of period	196,597,288	78,884,423
End of period (including accumulated net investment income (loss) of $(466,578) and $0, respectively)	$352,921,388	$196,597,288
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
Class B Shares were closed to new accounts/investors on June 1, 2015, and were closed to new purchases/exchanges by existing shareholder on August 1, 2015.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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21

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $591,340 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$51,592	$(36,373)
Class B Shares	900	(597)
Class C Shares	9,830	(7,188)
Institutional Shares	118,641	(83,389)
Class R6 Shares	6,808	—
TOTAL	$187,771	$(127,547)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$79,551
Class B Shares	1,619
Class C Shares	14,185
TOTAL	$95,355
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,287,785	$28,886,834	1,398,965	$28,165,070
Shares issued to shareholders in payment of distributions declared	141,059	3,180,877	28,970	558,546
Shares redeemed	(522,097)	(12,052,909)	(931,549)	(18,494,456)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	906,747	$20,014,802	496,386	$10,229,160

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	127	$2,647	—	$—
Shares issued to shareholders in payment of distributions declared	3,272	67,924	1,600	28,737
Shares redeemed	(16,413)	(347,664)	(48,901)	(874,335)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(13,014)	$(277,093)	(47,301)	$(845,598)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	130,639	$2,677,654	359,777	$6,510,134
Shares issued to shareholders in payment of distributions declared	33,322	669,436	4,784	83,338
Shares redeemed	(36,158)	(724,940)	(102,050)	(1,845,146)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	127,803	$2,622,150	262,511	$4,748,326

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,334,208	$103,368,339	3,776,089	$78,624,940
Shares issued to shareholders in payment of distributions declared	340,659	7,978,235	44,123	879,822
Shares redeemed	(1,150,662)	(27,468,976)	(1,223,969)	(25,449,962)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,524,205	$83,877,598	2,596,243	$54,054,800
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,124,764	$26,548,721	1,116,388	$24,390,735
Shares issued to shareholders in payment of distributions declared	93,789	2,195,616	87	1,743
Shares redeemed	(93,214)	(2,231,594)	(22,585)	(472,633)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,125,339	$26,512,743	1,093,890	$23,919,845
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,671,080	$132,750,200	4,401,729	$92,106,533
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $299,673,003. The net unrealized appreciation of investments for federal tax purposes was $50,455,301. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,729,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,273,864.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $459,799 of its fee and voluntarily reimbursed $127,547 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser reimbursed $3,994.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$4,859
Class C Shares	42,553
TOTAL	$47,412
For the six months ended January 31, 2018, FSC retained $18,306 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC retained $8,871 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2018, FSC retained $155 of CDSC relating to redemptions of Class A Shares. FSC retained $864 of CDSC relating to redemptions of Class B Shares. FSC retained $830 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $5,335 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2018, were as follows:
Purchases	$193,613,446
Sales	$79,637,031
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
9. subsequent event
On February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares at the close of business pursuant to a Plan of Conversion approved by the Trustees. The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,144.50	$6.16
Class B Shares	$1,000	$1,140.60	$10.20
Class C Shares	$1,000	$1,139.80	$10.19
Institutional Shares	$1,000	$1,146.20	$4.81
Class R6 Shares	$1,000	$1,145.80	$4.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.80
Class B Shares	$1,000	$1,015.70	$9.60
Class C Shares	$1,000	$1,015.70	$9.60
Institutional Shares	$1,000	$1,020.70	$4.53
Class R6 Shares	$1,000	$1,020.80	$4.48
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.89%
Class C Shares	1.89%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In this regard, the Board approved, a reduction of 16 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018